As filed with the Securities and Exchange Commission on May 9, 2014
SEC File Nos. 333-29511 and 811-08261
===============================================================

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 51 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 53 [X]
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Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
--------------------------------------------
It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 20, 2014 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 ===============================================================================

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Prospectus
May 20, 2014

TARGET RETIREMENT FUNDS[1]:	INTERNATIONAL STOCK FUNDS[2]:
Madison Target Retirement 2020 Fund Class R6 - [ticker]	Madison Hansberger International Growth Fund Class Y – [ticker] Class I – [ticker]
Madison Target Retirement 2030 Fund Class R6 - [ticker]
Madison Target Retirement 2040 Fund Class R6 - [ticker]
Madison Target Retirement 2050 Fund Class R6 - [ticker]

[1]
The Target Retirement Funds will not be made available to the public until the date upon which each of the Madison Target Retirement 2020, Madison Target Retirement 2030, Madison Target Retirement 2040 and Madison Target Retirement 2050 Funds, each of which is a series of the Ultra Series Fund, exchanges (in kind) all of their respective assets for shares of the corresponding Madison Fund, which is expected to occur on or about August 31, 2014.

[2]
The Madison Hansberger International Growth Fund will not be made available to the public until the date upon which the Hansberger International Growth Fund, a series of Hansberger International Series, merges into the Madison Hansberger International Growth Fund, which is expected to occur on or about July 31, 2014.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

MADISON FUNDS®
TABLE OF CONTENTS
-

Please note that an investment in any of these funds is not a deposit in a financial institution and is neither insured nor endorsed in any way by any financial institution or government agency.

MADISON TARGET RETIREMENT 2020 FUND     Fund Summary

Share Class/Ticker:	Class R6 – [ticker]
Investment Objective
The Madison Target 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses[1]	0.59%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$61	$199	$353	$802

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2020 Fund, a series of the Ultra Series Fund (the “USF 2020 Fund”), for its fiscal year ended December 31, 2013 was 167%. Prior to the inception date of the fund, the USF 2020 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2020 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
50-80%     U.S. and international bond funds (including emerging market funds);
0-20%     high income funds;
20-50%    U.S. stock funds;
0-20%     international stock funds (including emerging market funds); and
0-15%    other funds.

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund are based on the historical performance of the Class I shares of the 2020 Fund, which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2020 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2020 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2020 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an

2

indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
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Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years
Class R6 Shares - Return Before Taxes	10.94%	11.86%
Return After Taxes on Distributions	8.90%	10.50%
Return After Taxes on Distributions & Sale of Fund Shares	6.58%	8.98%
Dow Jones Global Target 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	9.05%	10.56%
Target Date 2020 Custom Index (reflects no deductions for sales charges, account fees, expenses or taxes)[1]	11.19%	11.17%
1 The Target Date 2020 Custom index consists of 59% Barclays U.S. Aggregate Bond Index, 33% Russell 3000 Index and 8% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund. -
Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.

You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information

Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payment to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MADISON TARGET RETIREMENT 2030 FUND     Fund Summary

Share Class/Ticker:	Class R6 – [ticker]
Investment Objective
The Madison Target 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses[1]	0.56%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$57	$199	$353	$802

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2030 Fund, a series of the Ultra Series Fund (the “USF 2030 Fund”), for its fiscal year ended December 31, 2013 was 136%. Prior to the inception date of the fund, the USF 2030 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2030 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
20-50%     U.S. and international bond funds (including emerging market funds);
0-15%     high income funds;
40-70%    U.S. stock funds;
5-25%     international stock funds (including emerging market funds); and
0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.

5

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.-Performance results for the fund are based on the historical performance of the Class I shares of the- 2030 Fund,- which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2030 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2030 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2030 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

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Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years
Class R6 Shares - Return Before Taxes	16.56%	13.44%
Return After Taxes on Distributions	14.58%	12.13%
Return After Taxes on Distributions & Sale of Fund Shares	9.79%	10.34%
Dow Jones Global Target 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.59%	14.20%
Target Date 2030 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)[1]	16.79%	13.01%
1 The Target Date 2030 Custom Index consisted of 39% Barclays U.S. Aggregate Bond Index, 49% Russell 3000 Index and 12% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund. -
Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a

7

conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

MADISON TARGET RETIREMENT 2040 FUND     Fund Summary

Share Class/Ticker:	Class R6 – [ticker]
Investment Objective
The Madison Target 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2040 Fund, a series of the Ultra Series Fund (the “USF 2040 Fund”), for its fiscal year ended December 31, 2013 was 151%. Prior to the inception date of the fund, the USF 2040 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2040 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
10-40%     U.S. and international bond funds (including emerging market funds);
0-15%     high income funds;
50-80%    U.S. stock funds;
5-30%     international stock funds (including emerging market funds); and
0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's

9

investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. - Performance results for the fund are based on the historical performance of the Class I shares of the- 2040 Fund, -which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2040 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2040 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2040 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

10

Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years
Class R6 Shares - Return Before Taxes	19.63%	14.16%
Return After Taxes on Distributions	17.64%	12.90%
Return After Taxes on Distributions & Sale of Fund Shares	11.50%	10.99%
Dow Jones Global Target 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	22.38%	16.51%
Target Date 2040 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) [1]	20.09%	14.29%
1 The Target Date 2040 Custom Index consisted of 29% Barclays U.S. Aggregate Bond Index, 57% Russell 3000 Index and 14% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund. -

Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000 . The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.

11

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

12

MADISON TARGET RETIREMENT 2050 FUND    Fund Summary

Share Class/Ticker:	Class R6 – [ticker]
Investment Objective
The Madison Target 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2050 Fund, a series of the Ultra Series Fund (the “USF 2050 Fund”), for its fiscal year ended December 31, 2013 was 215%. Prior to the inception date of the fund, the USF 2050 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2050 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
0-30%     U.S. and international bond funds (including emerging market funds);
0-15%     high income funds;
60-90%    U.S. stock funds;
10-30%     international stock funds (including emerging market funds); and
0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.

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On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. - Performance results for the fund are based on the historical performance of the Class I shares of the -2050 Fund, -which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2050 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2050 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2050 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

14

-
Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	4Q 2011	8.75%
Worst Calendar Quarter:	3Q 2011	-12.55%

Average Annual Total Returns
For Periods Ended December 31, 201

1 Year
Class R6 Shares - Return Before Taxes	22.78%
Return After Taxes on Distributions	21.53%
Return After Taxes on Distributions & Sale of Fund Shares	13.02%
Dow Jones Global Target 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	23.89%
Target 2050 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)[1]	23.47%
1 The Target Date 2050 Custom Index consisted of 19% Barclays U.S. Aggregate Bond Index, 65% Russell 3000 Index and 16% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund. -
Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.

15

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

16

MADISON HANSBERGER INTERNATIONAL GROWTH FUND     Fund Summary

Share Class/Ticker:	Class Y – [ticker]	Class I – [ticker]
Investment Objective
The Madison Hansberger International Growth Fund seeks to provide high long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.42%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.18%	1.03%
1 Includes interest expense of 0.02%.
2 The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive and/or reimburse investment advisory and/or service fees to the extent necessary to maintain total annual fund operating expenses at or below 1.15% and 1.00% for the Class Y and Class I shares of the fund, respectively. The fee waiver agreement described above, which is in effect for a period of two years after the inception of the fund, may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); - (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit or other leverage facility t he fund maintains with its custodian or another entity for investment purposes); or (iii) acquired fund fees and expenses. Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
-

	1 Year	3 Years	5 Years	10 Years
Class Y	$120	$375	$649	$1,432
Class I	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. The Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”), was merged into the fund in the third calendar quarter of 2014 and was the accounting survivor of said merger. Accordingly, the portfolio turnover rate of the fund provided below represents the portfolio turnover rate of the Predecessor Fund during its most recent fiscal year. During this time period, the - portfolio turnover rate was 48% of the average value of the Predecessor Fund’s portfolio.
Principal Investment Strategies
The fund seeks to achieve its investment objective by investing at least 80% of total assets -i n the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets. The fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary. The fund may also invest in warrants or rights to subscribe to or purchase equity securities, and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and other depositary receipts. The fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended. The fund expects to hold 50-75 individual securities in its portfolio at any given time.

The portfolio managers anticipate following a flexible investment policy that will allow them to select those investments believed to be best suited to achieve the fund’s investment objective over the long term. The portfolio managers use a disciplined, long-term approach to international investing,

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focusing primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: positive relative fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the fund invests primarily in mid-to-large cap companies, there are no limitations on the size of the companies in which the fund may invest.

The portfolio managers will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The portfolio managers seek to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the fund with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Growth Investment Risk. Growth investing attempts to identify companies that the portfolio managers believe will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Currency Risk. Fluctuations in the exchange rates between different currencies may negatively affect an investment. The fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the fund to incur losses that would not have been incurred had the risk been hedged. The portfolio managers generally do not intend to hedge against the fund’s currency exposure.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

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Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
The performance data presented below for all periods prior to the date hereof represents the performance of the Predecessor Fund. Class I performance data represents Institutional Class performance data for the Predecessor Fund, and Class Y performance data represents Advisor Class performance data for the Predecessor Fund.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	31.66%
Worst Calendar Quarter:	4Q 2008	-27.14%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Class I Shares - Return Before Taxes	17.46%	13.81%	6.46%
Return After Taxes on Distributions	17.28%	13.76%	6.06%
Return After Taxes on Distributions & Sale of Fund Shares	10.35%	11.35%	5.39%
Class Y Shares - Return Before Taxes	17.26%	13.60%	6.27%[1]
MSCI ACWI ex USA Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.78%	13.32%	8.04%
1Prior to the inception of Class Y shares (9/13/05), performance is that of Class I shares, restated to reflect the higher net expenses of Class Y shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class Y shares will vary.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Hansberger Growth Investors, L.P. (“Hansberger”). Hansberger manages the fund using an investment team structure. The members of the investment team are Thomas R.H. Tibbles, CFA (Chief Executive Officer & Chief Investment Officer), Barry A Lockhart, CFA (Deputy Managing Director, Senior VP –Research), and Patrick Tan (Senior VP – Research). Messrs. Tibbles, Lockhart and Tan have co-managed the fund since inception of the Predecessor Fund in June 2003.
Purchase and Sale of Fund Shares
Class Y Shares. The minimum initial investment for Class Y shares purchased directly from the fund is $25,000 for non-retirement accounts and retirement accounts, with a minimum subsequent investment of $1,000; provided that these minimums may be waived in certain situations.
The minimum initial investment for Class Y shares is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50, for purchases made by:

•	Dealers and financial intermediates that have entered into arrangements with the fund’s distributor to accept orders on behalf of their clients.

•	The fund-of-funds and managed account programs managed by Madison.

•	Investment advisory clients of Madison and its affiliates.

•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.

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•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.

•	Any investor who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

•	Any investor who owned Advisor class shares of the Predecessor Fund as of the effective date of the merger of the Predecessor Fund with and into the fund.
The fund reserves the right to accept purchase amounts below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts.
Class I Shares. The minimum initial investment for Class I shares is $1,000,000, with a subsequent minimum investment of $100,000; provided that these minimums may be waived in certain situations.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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ADDITIONAL RISKS

Investing in the funds involves risk. In addition to the other risks described in this prospectus, you should understand what we refer to as “unknown market risks.” While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although we seek to appropriately address and manage the risks we have identified in this prospectus, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware and, therefore, have not identified in this prospectus. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investment in the funds. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances, produce a material loss of the value of some or all of the funds.

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YOUR ACCOUNT

The following pages describe the differences between the funds’ share classes offered through this prospectus, and explain how you can invest with Madison Funds® (“Madison Funds” or the “Trust”). Note: most of the information on how to open an account and how to purchase, exchange, or sell shares will not be relevant to you if you invest in the funds through a brokerage account or retirement plan recordkeeper. If you have such an account, simply contact your financial advisor and they will be able to assist you with all your transaction needs. Regardless of the type of account, the first step to investing with Madison Funds is to carefully read this entire prospectus. The funds may only be sold in states where they are notice filed or registered. Some funds and share classes appearing in this prospectus may not be available for purchase in all jurisdictions.

Share Class Availability and Investment Minimums
The Trust offers three classes of shares through this prospectus: Class Y, Class R6 and Class I. Not all share classes are offered by all funds. Each share class offered within a fund represents investments in the same portfolio of securities, but each class has its own expense structure, which allows you to choose the one that best meets your needs. For a description of the expenses imposed on each class, please see the “Fund Summaries - Fees and Expenses” section for the fund in which you are interested. The various share classes and investment minimums are described in more detail below.
When deciding which share class is best for you, carefully consider:

•	how long you plan to own the fund shares;

•	how much you intend to invest; and

•	the total expenses you’ll pay for each class.

Each individual’s investment needs are different. You should speak with your financial advisor to review your investment objectives, which will help you decide which share class is right for you.
Class Y Shares. Class Y shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class Y shares are generally purchased through fee-based programs or investment dealers that have special arrangements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund.
Class Y shares are available for purchase directly from the funds with a minimum initial investment of $25,000 for all account types, and a minimum subsequent investment of $1,000, provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase by the following investors at a reduced minimum initial investment of $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50:

•	Dealers and financial intermediates that have entered into arrangements with the funds’ distributor to accept orders on behalf of their clients.

•	The fund-of-funds and managed account programs managed by Madison.

•	Investment advisory clients of Madison and its affiliates.

•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.

•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.

•	Any investor who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

•
Any investor who owned Advisor class shares of the Hansberger International Growth Fund, a series of Hansberger International Series, as of the effective date of the merger of that fund with and into the Madison Hansberger International Growth Fund (the “ International Growth Fund ”).

The funds reserve the right to accept purchase amounts for Class Y shares below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts.
Class R6 Shares. Class R6 shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class R6 shares may be purchased through participating retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and other qualified retirement plans, and nonqualified deferred compensation plans. Purchase minimums for any such retirement plan investors are set by the plan’s administrator or record keeper.
Class R6 shares are also available for purchase by corporations and other institutions, such as trusts, endowments and foundations, with a minimum initial investment of $500,000 and a minimum subsequent investment of $50,000. The funds reserve the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the funds.
Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the funds’ investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund(s) to a third party pursuant to a joint venture, revenue sharing or similar agreement.

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Class I Shares. Class I shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class I shares, which incur lower total annual fund operating expenses than other share classes offered by the funds in this prospectus, may be purchased by institutions and individual investors with a minimum initial investment of $1,000,000 and a minimum subsequent investment of $100,000. The funds reserve the right to lower these minimums on a case-by-case basis if deemed to be in the interest of the funds.
Each individual’s investment needs are different. You should speak with your financial advisor to review your investment objectives, which will help you decide which share class is right for you.

How to Contact Us
You can reach a Madison Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 a.m. to 7:00 p.m., Central Time. Mail all general inquiries, new account applications and transaction requests as follows:

Regular Mail:	Express, Certified or Registered Mail:
Madison Funds P. O. Box 8390 Boston, MA 02266-8390	Madison Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Opening an Account

1.	Carefully read this prospectus.

2.	Determine how much you want to invest.

3.
Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial advisor or the Trust.

When opening a new account, the funds are required by law to obtain certain personal information from you to verify your identity, including name, address, date of birth, and other information that will allow us to identify you. If you do not provide the information, the funds’ transfer agent, on behalf of the funds, may not be able to open your account. If the transfer agent is unable to verify your identity, the funds reserve the right to close your account or take such other action deemed reasonable or required by law.

Purchasing Shares
The following explains how to purchase shares by check, wire, phone, exchange or Internet. You may purchase shares at any time by complying with the minimum investment requirements described in “FUND SUMMARIES—Purchase and Sale of Fund Shares.” Upon request, your shares will be purchased at the next net asset value (“NAV”) calculated after your order is accepted in good order by the fund. “Good order” means that the request

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includes the information described in the table below.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK
Make out a check for the investment, payable to Madison Funds.	Make out a check for the investment amount, payable to Madison Funds.
Deliver the check and your completed application to your financial advisor or mail to Madison Funds.
Complete the detachable investment slip from your account statement. If no slip is available, send a letter specifying the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by check. Mail to Madison Funds.

A charge of $30 will be assessed for each returned check occurrence.
BY WIRE
Deliver your completed application to your financial advisor or mail to Madison Funds.	Call Madison Funds at 1-800-877-6089. Provide the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by wire.
Obtain your account number by calling your financial advisor or Madison Funds at 1-800-877-6089.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company, as indicated.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company:
ABA#: 0110-0002-8
FBO: Madison Funds
DDA#: 9905-510-5 FBO: (Shareholder name/account number)

BY PHONE
Not currently available.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by phone, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application.

To place your purchase order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day.
BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.	Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange. You can only open up a new fund position in an existing account by exchange.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange.
OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY INTERNET (Access 24 hours a day at www.madisonfunds.com.)
You cannot open a new account on the Internet.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by Internet, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application. Alternatively, you may check your profile on the Internet. The feature button will be activated if you are eligible to purchase shares.

Purchase orders received in good order by the fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

Purchasing by Exchange
Within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased.
Except as may be approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see the “Your Account -Additional Investor Services” section), those exchanges are not included in the exchange limit or redemption fee policies. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

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It is important to note that additional restrictions may apply if you invest through a financial intermediary. The Trust will work with financial intermediaries, such as broker/dealers, investment advisers and record keepers, to apply the funds’ exchange limit guidelines, but in some instances, the fund is limited in its ability to monitor the trade activity or enforce the funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.
Selling Shares
The following explains how to sell your shares by letter, phone, exchange or Internet. You may sell shares at any time. Upon request, your shares will be sold at the next NAV calculated after your order is received in good order by the fund. “Good order” means that the request includes the fund and account number, amount of transaction, signatures of the owners as noted below and a “medallion guarantee” if required.
In certain circumstances, to protect you and the funds, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a medallion guarantee if the redemption is:

•	over $75,000;

•	made payable to someone other than the registered shareholder(s); or

•	mailed to an address other than the address of record, or an address that has been changed within the last 30 days.
You can generally obtain a medallion guarantee from a financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a medallion guarantee. The Trust reserves the right to require a medallion guarantee on any redemption.

SELLING SHARES
BY LETTER (Available for accounts of any type and sales of any amount.)
Write a letter of instruction indicating your account number, fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to Madison Funds. A check will be mailed to the name and address in which the account is registered.

If you are:	A written letter of instruction to sell shares must include:
An owner of an individual, joint, sole proprietorship, UGMA/UTMA (custodial accounts for minors) or general partner account	• The signatures and titles of all persons authorized to sign for the account, exactly as the account is registered. • Medallion guarantee if applicable.

An owner of a corporate or association account	• The signature of the person(s) authorized to sign for the account. • Medallion guarantee required.

An owner or trustee of a trust account	• The signature(s) of the trustee(s). • Medallion guarantee required.

A joint tenancy shareholder whose co-tenant is deceased	• The signature of the surviving tenant. • Tax waiver (if applicable in your state). • Medallion guarantee required.

An executor of a shareholder’s estate	• The signature of the executor. • Tax waiver (if applicable in your state). • Medallion guarantee required.
For other account types not listed above, please call Madison Funds at 1-800-877-6089 for instructions.

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BY PHONE (Available for most accounts and sales of up to $75,000 per day.)
To place your redemption order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are generally mailed the next business day after the redemption request is effective.

Redemption proceeds can be sent by electronic funds transfer (“EFT”) provided that you have pre-authorized banking information on file with Madison Funds. Redemption proceeds from EFT transactions are generally available by the second business day. The Trust does not charge for EFT; however, your financial institution may charge a fee for this service.

Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with Madison Funds. A $15 fee will be deducted from your account to send the wire; your financial institution may charge an additional fee to accept the wired funds.

BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089. Call your financial advisor, Madison Funds, or use the Internet at www.madisonfunds.com to execute the exchange.

BY INTERNET
You cannot redeem your shares on the Internet.
Redemption requests received in good order by the fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

General Policies
Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions.
Pricing of Fund Shares. The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m., Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time), will be processed using the next day’s NAV. The NAV per share for each fund and class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Because the assets of the Target Retirement 2020, Target Retirement 2030, Target Retirement 2040 and Target Retirement 2050 Funds (collectively referred to as the “Target Date Funds”) consist primarily of shares of the underlying funds, the NAV of each Target Date Fund is determined based on the NAVs of the underlying funds. To the extent the Target Date Funds invest in ETFs, their investments in ETFs are valued at the closing market quotations for the ETF’s shares.
Because each Target Date Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that Madison will need to “fair” value any of the investments of the Target Date Funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV. The following fair valuation policy is followed by Madison with respect to the funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is similar and such policy will be described in the prospectus of the underlying fund, including an explanation of the circumstances under which fair value pricing will be used and the effects of using fair value pricing.
If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board of Trustees of the Trust that are designed to establish its “fair” value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their “fair” value entail significantly greater valuation risk than do securities and other investments valued at an established market value.
Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

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Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. The Trust cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.
To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.
Buy and Sell Prices. When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge and/or redemption fee. Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by the Trust, as described in “Your Account - Purchasing Shares” and “Your Account - Selling Shares.”
Disclosure of Portfolio Information. Portfolio holdings information is available on the funds’ website at www.madisonfunds.com. In addition, a complete description of the funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI. Please see the back cover of this prospectus for information about the SAI.
Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by the Trust. In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.
Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to seven business days after the purchase.
Frequent Purchases and Redemptions of Fund Shares. The Trust discourages investors from using the funds to frequently trade or otherwise attempt to “time” the market. As a result, the funds reserve the right to reject a purchase or exchange request for any reason.
Market Timing. It is the policy of the Madison Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund. To accomplish this, the funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the funds have written agreements in place with intermediaries who hold fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the funds the authority to identify third parties who invest in the funds through such intermediaries so that the funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.
Identifiable Harmful Frequent Trading and Market-Timing Activity. The Trust defines harmful trading activity as that activity having a negative effect on portfolio management or fund expenses. For example, a fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a fund’s portfolio manager to keep greater cash balances to accommodate market timing, the fund may be unable to invest its assets in accordance with the fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected fund to continually purchase and sell securities, the fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected fund’s transfer agent, increasing transfer agent expenses and, if not actually raising fund expenses, at least preventing them from being lowered.
For all of the above reasons, the funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the funds decline such requests; when trades are attempted without such courtesy, the funds make every effort to block them and prohibit any future investments from the source of such trades. The funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the funds seek to prevent market-timing of any type that harms the funds in the manner described above.
The funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice to shareholders in the future. The funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the funds identify any shareholder activity that causes or is expected to cause the negative results described above, the funds will block the shareholder from making future investments. As a practical matter, the Trust’s generally applicable restriction on exchanges per fund to five per year, as described in the “Purchasing By Exchange” section above, limits the occurrence of frequent trading and market-timing activity.
The funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the funds do not distinguish between shareholders that invest directly with a fund or shareholders that invest with the Trust through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

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Other Risks Associated with Market Timing. Moving money in and out of funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. The funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Funds (other than the Cash Reserves Fund) should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.
Exceptions or Other Arrangements. It is possible that a fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the fund (see the section above entitled “Other Risks Associated with Market Timing”). However, the funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity” regardless of the nature of the shareholder or method of investment in the Trust.
Delegation to Certain Intermediaries. The Trust may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Trust’s Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by the Trust or its distributor on behalf of the funds.
Because the funds discourage market timing in general, Madison Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.
Although the funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.
Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Trust will take measures to verify the caller’s identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. The Trust is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a financial institution account.
Internet Transactions. For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and you will need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. The Trust is not responsible for any losses that may occur due to unauthorized access.
Householding. To reduce shareholder service expenses, the Trust intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to Madison Funds.
Account Statements. In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.
Research and Other fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5 per request (with a maximum fee of $25 per request). The funds reserve the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.
Small Accounts. Due to the high fixed cost of maintaining mutual fund accounts, the Trust reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Trust may sell your shares and mail the proceeds to you at your address of record.
Special Redemptions. Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

Additional Investor Services
Depending on which share class you purchase, you may eligible to establish one or more of the additional account options described below. The minimums vary by share class.
Systematic Investment Program. You may set up regular investments from your financial institution account to the fund of your choice. You determine the frequency (no less than quarterly), day of the month, and amount of your investments. You may terminate the program at any time.

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Investments may be as little as $50 per month for Class A, B, C and Y shares, $50,000 per month for Class R6 and $100,000 per month for Class I shares. To take advantage of the systematic investment program, complete the appropriate parts of the new account application.
Payroll Deduction/Direct Deposit Program. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to the fund of your choice. You determine the frequency (no less than quarterly), day of the month, and amount of your investments. You may terminate the program at any time. Investments may be as little as $50 minimum per fund per month for Class A, B, C and Y shares. To take advantage of the payroll deduction program, complete the Madison Funds’ Payroll Deduction/Direct Deposit Form. A new account application must accompany the form if you are opening a new account.
Systematic Withdrawal Program. If your account balance is at least $5,000 for Class A, B, C and Y shares, $50,000 for Class R6, and $1,000,000 for Class I shares, you may make systematic withdrawals from your account. You determine the frequency (no less than monthly) and the amount of your withdrawal, and you may terminate the program at any time. You must fill out the relevant portion of your account application, and the payment schedule. All payees must be on the same payment schedule to take advantage of the systematic withdrawal program on an existing account. For more information, contact your financial advisor or Madison Funds at 1-800-877-6089.
Systematic Exchange Program. If your account balance is at least $5,000 for Class A, B, C and Y shares, you may exchange your shares for the same class of shares of another fund under the systematic exchange program. You determine the frequency (no less than monthly), day of the month, and amount of your exchange. You may terminate the program at any time. Each systematic exchange must be at least $50 per fund per month. To take advantage of the systematic exchange program, simply complete the appropriate parts of your account application or contact your financial advisor.
Retirement Plans. Shares of the Trust may be used to fund a variety of retirement plans, including IRAs, SEPs, 401(k) plans, 457 non-qualified deferred compensation plans, and other pension and profit sharing plans (availability may vary in Puerto Rico). Using these plans, you may open an account with either a minimum initial investment or by establishing a systematic investment program. To find out more, call Madison Funds at 1-800-877-6089.
Distributions and Taxes
Schedule of Distributions. The funds generally distribute most or all of their net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions, if any, are made as follows:

•	Declared annually and paid annually: Target Date Funds and International Growth Fund.
Distribution Reinvestments. Many investors have their distribution payments reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check.
Taxability of Distributions. All distributions that you receive from a fund are generally taxable, whether reinvested or received in cash. Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares. Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15% for most investors, but it is set at 20% for certain high-income investors. Each fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.
Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the noncorporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
When a fund makes a distribution, the fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
Fund distributions from the Target Date Funds are expected to consist of a combination of net investment company taxable income and net capital gains, while fund distributions from the International Growth Fund are expected to be primarily distributions of net capital gains.
Taxability of Transactions. Your redemption of fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of fund shares for shares in any other fund of the Trust generally will have similar tax consequences.
Withholding. If you do not furnish the Trust with your correct Social Security Number or Taxpayer Identification Number and/or the Trust receives notification from the Internal Revenue Service requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

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This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please see the SAI for more information about taxes.

INVESTMENT ADVISER

General
The funds’ investment adviser is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment Holdings, Inc. (“MIH”), both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2013, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end funds, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the funds’ activities. Investment decisions regarding each of the funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the ultimate responsibility of Madison’s Investment Strategy Committee. This committee is comprised of senior officers and managers of Madison.
Investment Advisory Agreement
As payment for its services as the investment adviser, Madison receives an investment advisory (or management) fee based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly, at the following annual rates (the same rate applies to all share classes of each fund):

Fund	Advisory Fee
Target Retirement 2020	0.25%[1]
Target Retirement 2030	0.25%[1]
Target Retirement 2040	0.25%[1]
Target Retirement 2050	0.25%[1]
International Growth	0.75%[2]
1Madison has contractually agreed, for a period of one year after inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
2 Madison has contractually agreed to waive and/or reimburse investment advisory and/or service fees to the extent necessary to maintain total annual fund operating expenses at or below 1.15% and 1.00% for the Class Y and Class I shares of the fund, respectively. The fee waiver agreement described above, which is in effect for a period of two years after inception of the fund, may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); - (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit or other leverage facility the fund maintains with its custodian or another entity for investment purposes); or (iii) acquired fund fees and expenses. Any fees waived will not be subject to later recoupment by Madison.

A discussion regarding the basis for approval of the funds’ investment advisory contract by the Board of Trustees will be contained in the funds’ annual report to shareholders for the period ended October 31, 2014.
Services Agreement
Under a separate services agreement, Madison provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows (the same rate applies to all share classes of each fund, except as otherwise noted):

Fund	Service Fee
Target 2020	0.05%[1]
Target 2030	0.05%[1]
Target 2040	0.05%[1]
Target 2050	0.05%[1]
International Growth	0.40%[2]
1 Refer to footnote 1 in the “Investment Advisory Agreement” table above.
2 Refer to footnote 2 in the “Investment Advisory Agreement” table above. The service fee shown in the table is for the Class Y shares; the service fee for the Class I is 0.25%.
The fees Madison receives under the services agreement are in addition to and independent of fees received pursuant to the investment advisory agreement. In addition, the funds remain responsible for (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, (iii) acquired fund fees, if any, and (iv) any extraordinary or non-recurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes).

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Subadvisers
Madison currently manages the assets of all of the funds using a “manager of managers” approach under which Madison may manage some or all of the funds’ assets and may allocate some or all of the funds’ assets among one or more specialist subadvisers. Madison selects subadvisers based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and Madison does not expect frequent changes in subadvisers. Madison compensates subadvisers out of its own assets.
Madison monitors the performance of each subadviser to the extent it deems appropriate to achieve a fund’s investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers or recommends to the Board of Trustees that a fund employ or terminate particular subadvisers. The Trust and Madison received an exemptive order from the SEC that permits the Board to appoint or change subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an “information statement” within 90 days after the date of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.
With regard to the funds discussed in this prospectus, Madison currently uses a subadviser for the International Growth Fund. A discussion regarding the basis for approval of the sub-advisory contract for this fund will be included in the fund’s annual report to shareholders for the period ended October 31, 2014.

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC
Madison manages the assets of the funds set forth below without the assistance of a subadviser. On a day-to-day basis, the funds are generally managed by members of the applicable asset allocation, fixed income or equity management teams at the firm. The following individuals are primarily responsible for the day-to-day management of these funds:

Target Date Funds.
The Target Date Funds are co-managed by David Hottmann, CPA and CFA, and Patrick Ryan, CFA. Mr. Hottmann, Vice President and Portfolio Manager of Madison, has co-managed the funds since inception of the funds - . Mr. Hottmann joined Madison in September 2009 as a senior member of the firm’s asset allocation team. Prior to joining the firm, Mr. Hottmann had been the Chief Investment Officer at ACS Johnson Investment Advisors, his employer since 1999. Mr. Ryan, Vice President and Portfolio Manager of Madison, has co-managed the funds since inception of the funds - . Prior to joining Madison in July 2009, Mr. Ryan was a Senior Analyst at MEMBERS Capital Advisors, Inc. (“MCA”), the former investment adviser to the funds. While at MCA, Mr. Ryan had been responsible for conducting manager research and due diligence for MCA’s managed accounts products since 2004.
Hansberger Growth Investors, L.P.
Madison has delegated the day-to-day management of the following fund to Hansberger Growth Investors, L.P. (“Hansberger”), an affiliate of Madison whose principal place of business is the same as Madison’s: 550 Science Drive, Madison, Wisconsin 53711. Hansberger is an investment advisory firm specializing in international/global equity investing. As of the date hereof, Hansberger managed approximately $4 billion in assets, consisting primarily of institutional accounts.
International Growth Fund . The International Growth Fund is co-managed by a team comprised of Thomas R.H. Tibbles, CFA (Chief Executive Officer & Chief Investment Officer), Barry A Lockhart, CFA (Deputy Managing Director, Senior VP –Research), and Patrick Tan (Senior VP – Research). Messrs. Tibbles, Lockhart and Tan have co-managed the fund since inception of the Predecessor Fund in June 2003. Mr. Tibbles joined the predecessor of Hansberger in 1999 and served as the Chief Investment Officer for its International Growth Strategy and Managing Director-Canada. From 1996 to 1999, Mr. Tibbles was the Head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life Investment Management (“Canada Life”). Mr. Lockhart joined the predecessor of Hansberger in 1999 and served as its Deputy Managing Director-Canada. Prior to then, Mr. Lockhart served as a Senior Investment Analyst with responsibilities in the U.S., Far East, European and Latin American equity markets for Canada Life. Mr. Lockhart also served as a Portfolio Manager of foreign equities for Indago Capital Management in Toronto. Mr. Tan joined the predecessor of Hansberger in 1999, serving as a Senior Vice President, Research. From 1997 to 1999, Mr. Tan was an Analyst at Indago Capital Management in Toronto.
Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and the other accounts they manage can be found in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow (or are incorporated by reference) are intended to help you understand the funds’ financial performance for the past five years (or since inception of the fund if less than five years). Certain information reflects financial results for a single fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions.
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Target Date Funds. Financial highlights are not provided for the Target Date Funds, as they are new. However, the financial highlights for the USF 2020 Fund, USF 2030 Fund, USF 2040 Fund and USF 2040 Fund (collectively, the “USF Funds”) are incorporated herein by reference to the Annual Report of the USF Funds for the year ended December 31, 2013. The financial statements and financial highlights of the USF Funds have been audited by an independent registered public accounting firm, whose reports, along with the USF Funds’ financial statements and financial highlights, are included in the USF Funds’ annual reports, which are available upon request.

International Growth Fund. The Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”), was merged into the Madison Hansberger International Growth Fund in the third calendar quarter of 2014 and was the accounting survivor of said merger. Accordingly, the financial highlights of the fund provided below represent the financial highlights of the Predecessor Fund. The financial highlights for each of the periods presented below have been derived from the Predecessor Fund’s financial statements and financial highlights which have been audited by an independent registered public accounting firm, whose reports, along with the Predecessor Fund’s financial statements and financial highlights, are incorporated by reference in the SAI and included in the Predecessor Fund’s annual reports, each of which is available upon request.

Financial Highlights for a Share of Beneficial Interest Outstanding

	International Growth Fund Class Y*
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of the period	$15.42	$13.11	$16.16	$15.01	$9.96
Income (loss) from Investment Operations:
Net investment income(a)	0.13	0.17	0.19	0.12	0.07
Net realized and unrealized gain (loss)	2.53	2.32	(3.07)	1.15	5.12
Total from Investment Operations	2.66	2.49	(2.88)	1.27	5.19
Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.17)	(0.12)	(0.14)
Total Distributions	(0.19)	(0.18)	(0.17)	(0.12)	(0.14)
Net asset value, end of the period	$17.89	$15.42	$13.11	$16.16	$15.01
Total return(b)	17.26%	19.01%	(17.82)%	8.44%	52.15%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$3,928	$4,410	$5,907	$9,398	$9,982
Net expenses(c)(d)	1.17%(e)	1.15%(f)	1.05%	1.10%	1.04%
Gross expenses(d)	1.67%	1.45%	1.05%	1.10%	1.04%
Net investment income(d)	0.78%	1.15%	1.22%	0.83%	0.51%
Portfolio turnover rate	48%	47%	62%	52%	50%

*	The financial highlights presented herein reflect the historical operating results of the Hansberger International Growth Fund Advisor Class.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)
The investment adviser contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.

(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.15%.
(f)	Includes interest expense of less than 0.01%.

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Financial Highlights for a Share of Beneficial Interest Outstanding

	International Growth Fund Class I*
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of the period	$15.42	$13.11	$16.16	$15.02	$9.97
Income (loss) from Investment Operations:
Net investment income(a)	0.17	0.21	0.21	0.15	0.14
Net realized and unrealized gain (loss)	2.52	2.33	(3.06)	1.14	5.06
Total from Investment Operations	2.69	2.54	(2.85)	1.29	5.20
Less Distributions From:
Net investment income	(0.23)	(0.23)	(0.20)	(0.15)	(0.15)
Total Distributions	(0.23)	(0.23)	(0.20)	(0.15)	(0.15)
Net asset value, end of the period	$17.88	$15.42	$13.11	$16.16	$15.02
Total return(b)	17.46%	19.37%	(17.61)%	8.63%	52.20%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$262,627	$518,186	$548,110	$608,571	$633,958
Net expenses(c)(d)	0.94%(e)	0.89(f)	0.86%	0.87%	0.88%
Gross expenses(d)	0.94%	0.89%	0.86%	0.87%	0.88%
Net investment income(d)	1.05%	1.44%	1.39%	1.05%	1.13%
Portfolio turnover rate	48%	47%	62%	52%	50%

*	The financial highlights presented herein reflect the historical operating results of the Hansberger International Growth Fund Institutional Class.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)
The investment adviser contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.

(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.92%.
(f)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.88%.

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MORE INFORMATION ABOUT MADISON FUNDS

The following documents contain more information about the funds and are available free upon request:
Statement of Additional Information. The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.
Annual and Semi-Annual Reports. The funds’ annual and semi-annual reports provide additional information about the funds’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year (other than the Cash Reserves Fund).
Requesting Documents. You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the funds by contacting your financial advisor or by contacting the funds at: Madison Funds, P.O. Box 8390, Boston, MA 02266-8390; telephone: 1-800-877-6089; Internet: www.madisonfunds.com.
Public Information. You can review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-1520. Reports and other information about the funds also are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520.

Madison Funds®
Post Office Box 8390
Boston, MA 02266-8390
1-800-877-6089
www.madisonfunds.com

Investment Company
File No. 811-08261

34

_
- STATEMENT OF ADDITIONAL INFORMATION
Madison Funds®
550 Science Drive
Madison, Wisconsin 53711

Ticker Symbol
Fund	Class Y	Class R6	Class I
Madison Target Retirement 2020 Fund[1]
Madison Target Retirement 2030 Fund[1]
Madison Target Retirement 2040 Fund[1]
Madison Target Retirement 2050 Fund[1]
Madison Hansberger International Growth Fund[2]
1 The Target Retirement Funds will not be made available to the public until the date upon which each of the Madison Target Retirement 2020, Madison Target Retirement 2030, Madison Target Retirement 2040 and Madison Target Retirement 2050 Funds, each of which is a series of the Ultra Series Fund, exchanges (in kind) all of their respective assets for shares of the corresponding Madison Fund, which is expected to occur on or about August 31, 2014.
2 The Madison Hansberger International Growth Fund will not be made available to the public until the date upon which the Hansberger International Growth Fund, a series of Hansberger International Series, merges into the Madison Hansberger International Growth Fund, which is expected to occur on or about July 31, 2014.

This is not a prospectus. This statement of additional information (“SAI”) should be read in conjunction with the currently effective prospectus (the “prospectus”) for the above-named series of the Madison Funds (the “Trust”), which is referred to herein. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the - prospectus dated May 20, 2014 , please call 1-800-877-6089 or write Madison Funds, P.O. Box 8390, Boston, MA 02266-8390.
Because the Target Retirement 2020, 2030, 2040 and 2050 Funds are new, financial statements for these funds are not yet available. While the Madison Hansberger International Growth Fund is also new, this fund was formed to acquire the Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”). As part of this transaction, the Predecessor Fund will be merged into the Madison Hansberger International Growth Fund in the third quarter of 2014, with the Predecessor Fund being the accounting survivor in the merger. As a result, the historical financial statements of the Predecessor Fund will become the historical financial statements of the Madison Hansberger International Growth Fund . Accordingly, the audited financial statements of the Predecessor Fund are incorporated herein by reference to the Predecessor Fund’s most recent annual report, which has been filed with the Securities and Exchange Commission (the “SEC”) and provided to all shareholders. For a copy, without charge, of this annual report, please call the Trust at 1-800-877-6089 or visit our website at
www.madisonfunds.com.

The date of this SAI is May 20, 2014

GENERAL INFORMATION

The Trust is a diversified, open-end management investment company consisting of separate investment portfolios or funds (each, a “fund” and collectively, the “funds”), each of which has a different investment objective and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds described in this SAI are as follows: (i) Target Retirement 2020, Target Retirement 2030, Target Retirement 2040 and Target Retirement 2050 Funds (collectively, the “Target Date Funds”); and (ii) Madison Hansberger International Growth Fund (the “ International Growth Fund ”).
The Trust was organized under the laws of the state of Delaware on May 21, 1997 and is a Delaware statutory trust. As a Delaware statutory trust, the operations of the Trust are governed by its Amended and Restated Declaration of Trust (the “Declaration of Trust”) and its Certificate of Trust (the “Certificate”). The Certificate is on file with the Office of the Secretary of State in Delaware. Each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time, upon such shareholder’s initial purchase of shares of beneficial interest in any one of the funds. Prior to February 2013, the Trust was known as MEMBERS Mutual Funds.

INVESTMENT PRACTICES

The prospectus describes the investment objective and policies of each of the funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectus.
Since each Target Date Fund will invest in shares of other investment companies, except as disclosed in the prospectus, to the extent that an investment practice noted below describes specific securities, if a Target Date Fund invests in those securities, it does so indirectly, through its investment in underlying funds. -
Lending Portfolio Securities
Each fund, except the Target Date Funds, may lend portfolio securities. Loans will be made only in accordance with guidelines established by the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”) and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or other liquid assets as collateral with a fund equal at all times to at least 102% of the value of the securities. A fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. A fund will retain the right to call the loaned securities and may call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 33⅓% of the value of a fund’s assets. The fund may terminate such loans at any time. The primary risk involved in lending securities is that the borrower will fail financially and not return the loaned securities at a time when the collateral is not sufficient to replace the full amount of the loaned securities. To mitigate the risk, loans will be made only to firms deemed by the funds’ investment adviser, Madison Asset Management, LLC (“Madison”), to be in good financial standing and will not be made unless, in Madison’s judgment, the consideration to be earned from such loans would justify the risk.

Restricted and Illiquid Securities
Each fund may invest in illiquid securities up to the percentage limits described below in the “Higher-Risk Securities and Practices” section. Madison or a fund’s subadviser (collectively referred to herein as the “Investment Adviser”) is responsible for determining the value and liquidity of investments held by each fund. Thus, it is up to the Investment Adviser to determine if any given security is illiquid. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Illiquid investments often include repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and assets used to cover such options), participation interests in loans and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”).
Each fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and are determined to be liquid by the Board of Trustees or by the Investment Adviser under Board-approved procedures. Such guidelines would take into account trading activity for such securities, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a fund’s holdings of those securities may become illiquid. Purchases by the funds of securities of foreign issuers offered and sold outside the U.S., in reliance upon the exemption from registration provided by Regulation S under the 1933 Act, also may be determined to be liquid even though they are restricted.

Foreign Transactions
Foreign Securities. Each fund may invest in foreign securities. Investing in foreign securities is a principal investment strategy of the International Growth Fund (refer to the prospectus for more information). The percentage limitations on each fund’s investment in foreign securities are set forth in the prospectus and below in the “Higher-Risk Securities and Practices” section.
Foreign securities refers to securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”).

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar-denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation, more income or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.
Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries. Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, “foreign money market securities”) present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.
Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts (“ADRs”), European depository receipts (“EDRs”) and Global depository receipts (“GDRs”). Each fund may invest in ADRs, GDRs and EDRs.
ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ Global Market. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.
EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.
Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.
Investments in Emerging Markets. Each fund may invest in securities of issuers located in countries with emerging economies and/or securities markets, often referred to as “emerging markets.” For this purpose, emerging markets are those not normally associated with generally recognized developed markets identified by industry observers such as S&P or MSCI. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund’s investments in those countries and the availability to the fund of additional investments in those countries.
The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in more developed markets, and the funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.
A fund’s purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, Madison or its affiliates, a subadviser and its affiliates, and each such person’s respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.
Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.
Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund’s inability to complete its contractual obligations.
Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser of the fund wishes to use them.
Sovereign Debt. The International Growth Fund may invest in sovereign debt, which may trade at a substantial discount from face value. The fund may hold and trade sovereign debt of emerging market countries in appropriate circumstances and participate in debt conversion programs. Emerging country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the International Monetary Fund (the “IMF”) and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the International Growth Fund may invest in sovereign debt that is in default as to payments of principal or interest. Under these circumstances, the fund may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing its rights thereunder.

Supranational Entities. The International Growth Fund may invest in securities issued by supranational entities, such as the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. The governmental members of these supranational entities are “stockholders” that typically make capital contributions to support or promote such entities’ economic reconstruction or development activities and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supranational entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent governments will be able or willing to honor their commitments to those entities, with the result that the entity may be unable to pay interest or repay principal on its debt securities, and the fund may lose money on such investments. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described in the section “Foreign Currency Transactions.”
Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each fund may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates. An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted.
Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund’s net asset value (“NAV”) to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund’s total assets, adjusted to reflect the fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.
In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund’s Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These funds will incur costs in connection with conversions between various currencies.
Forward Foreign Currency Exchange Contracts. Each fund may also purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund’s Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund’s portfolio. In addition, these funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund’s Investment Adviser determines that there is a pattern of correlation between the two currencies.
These funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.
If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid securities in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of a fund’s commitment with respect to the contract.
Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund’s Investment Adviser.
Forward foreign currency exchange contract transactions are considered transactions in derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.
Options on Foreign Currencies. Each fund may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund’s position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund’s Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund’s portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See the “Options on Securities and Securities Indices–Risks Associated with Options Transactions” section, below, for a discussion of the liquidity risks associated with options transactions.
Foreign currency options are considered derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.
Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to identify the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.
Each fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. See the “Higher-Risk Securities and Practices” section, below, for each fund’s limitations on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by a fund.
The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Options on Securities and Securities Indices
Writing Options. Each fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by a fund obligates such fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a fund are covered, which means that such fund will effectively own the securities subject to the option so long as the option is outstanding. A fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a fund may forgo the opportunity to profit from an increase in the market price of the underlying security.
A put option written by a fund would obligate such fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a fund would be covered, which means that such fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.
In addition, in the Investment Adviser’s discretion, a written call option or put option may be covered by maintaining cash or liquid securities (either of which may be denominated in any currency) in a segregated account with the fund’s custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a fund’s net exposure on its written option position.
Each fund may also write and sell covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian. Writing and selling options on securities indices is considered transacting in derivative securities. The Investment Adviser must obtain the explicit approval of the Board of Trustees prior to engaging in derivative transactions of this type.
A fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase” transactions.
Purchasing Options. Each fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.
A fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a fund would realize a loss on the purchase of the call option.
A fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a fund would realize no gain or loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
A fund would purchase put and call options on securities indices for the same purpose as it would purchase options on individual securities.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Each fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the funds will treat purchased over-the counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.
Transactions by a fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Investment Adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Lower-Rated Corporate Debt Securities
Each fund may make certain investments in corporate debt obligations that are unrated or rated below investment grade (i.e., ratings of BB or lower by Standard & Poor’s or Ba or lower by Moody’s). Bonds rated BB or Ba or below by Standard & Poor’s or Moody’s (or comparable unrated securities) are commonly referred to as “lower-rated” or “high yield” securities, or as “junk bonds,” and are considered speculative with regard to principal and interest payments. In some cases, such bonds may be highly speculative with a high probability of default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor’s or Aaa, Aa, A or Baa by Moody’s). See Appendix B for more information.
Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund’s NAV to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.
The secondary market for junk bond securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a fund’s Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.
Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s NAV.
Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. A fund’s Investment Adviser will attempt to reduce these risks through diversification of these funds’ portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Foreign Government Debt Securities

Each fund may invest in debt obligations of foreign governments and governmental agencies, including those of countries with emerging economies and/or securities markets. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty or market stress may result in the volatility of market prices of sovereign debt, and in turn the fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

Convertible Securities
Each fund may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock. In evaluating a convertible security, a fund’s Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which - any other fund may invest are subject to the same rating criteria as that fund’s investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund’s investment policies or restrictions.

U.S. Government Securities
Each fund may purchase U.S. Government securities (subject to certain restrictions regarding mortgage-backed securities described in the “Mortgage-Backed (Mortgage Pass-Through) Securities” section, below). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.
Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association (“Ginnie Mae”) certificates, are backed by the full faith and credit guarantee of the U.S. Government. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, do not have the full faith and credit guarantee of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury.
Pass-through securities that are issued by Ginnie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Federal National Mortgage Association (“Fannie Mae”) are mortgage-backed securities which provide monthly payments which are, in effect, a “pass-through” of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans.
Collateralized mortgage obligations (“CMOs”) in which a fund may invest are securities that are collateralized by a portfolio of mortgages or mortgage-backed securities. Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).
Each fund may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Repurchase Agreements
Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. Government securities. A fund’s Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.
The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements
Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust’s custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund’s total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund’s total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board of Trustees. Under procedures established by the Board of Trustees, a fund’s Investment Adviser will monitor the creditworthiness of the banks involved.

Forward Commitment and When-Issued Securities
Each fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in a fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Real Estate Investment Trusts
Each fund may invest in shares of real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a fund.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks inherent in the financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the “1940 Act”). REITs (especially mortgage REITs) are also subject to interest rate risk.

Exchange Traded Funds
Each fund may invest in exchange traded funds (“ETFs”), which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international. ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track.
ETFs are also subject to certain additional risks, including (i) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and (ii) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based. The fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF’s expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the fund’s expenses (i.e., management fees and operating expenses), shareholders of the fund may also indirectly bear similar expenses of an ETF.
Shares of Other Investment Companies

Each fund, other than the Target Date Funds, may invest up to 10% of its assets in shares of other investment companies. Each fund, other than the Target Date Funds, complies with the general statutory limits for such investments prescribed by the 1940 Act. The statutory limits are that immediately after any investment: (i) not more than 5% of a fund’s total assets are invested in the securities of any one investment company; (ii) not more than 10% of a fund’s total assets are invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the fund and other investment companies advised by Madison, or any of its affiliates. Notwithstanding the foregoing, each fund may invest in shares of money market funds in excess of the above-described statutory limitations, in accordance with the exemption contained in Rule 12d1-1 under the 1940 Act.
The Trust, Madison and entities affiliated with them have obtained an order from the SEC to permit the Target Date Funds to invest in underlying funds in amounts in excess of the statutory limits described above. The Target Date Funds may invest up to 100% of their assets in shares of other investment companies and will invest substantially all of their assets in shares of both affiliated and unaffiliated investment companies.
As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees, general fund expenses, trading, custodial and interest expenses and distribution/shareholder servicing fees (if any). These expenses would be in addition to the advisory and other expenses that a fund bears directly in connection with its own operations and may represent a duplication of fees to shareholders of the fund.

Temporary Defensive Positions
Although each fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, each fund may invest up to 100% in money market securities as a defensive tactic in abnormal market conditions.
To the extent any fund engages in a temporary defensive position in this manner, it would not be invested in accordance with its stated investment objectives.

Types of Investment Risk
Active or Frequent Trading Risk. The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the performance.
Asset Allocation Risk. The risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Call Risk. The risk that the issuer of a security will retire or redeem (“call”) the security with a higher rate of interest before the scheduled maturity date when interest rates have declined.
Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).
Counterparty Risk. The risk that the counterparty under an agreement will not live up to its obligations.
Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.
Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.
Extension Risk. The risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security’s value.
Hedging Risk. When a fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset. Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.
Information Risk. The risk that key information about a security or market is inaccurate or unavailable.
Interest Rate Risk. The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.
Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A fund’s gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.
Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.
Management Risk. The risk that a strategy used by a fund’s Investment Adviser may fail to produce the intended result. This risk is common to all mutual funds.
Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.
Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments.
Political Risk. The risk of losses directly attributable to government actions or political events of any sort, including military actions and/or expropriation of assets.
Prepayment Risk. The risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security’s return.
Speculation Risk. Speculation is the assumption of risk in anticipation of gain but recognizing a higher than average possibility of loss. To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), a fund is directly exposed to the risks of that derivative contract or security. Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security’s original cost.
Valuation Risk. The risk that a fund could not sell a security or other portfolio investment for the market value or fair value established for it at any time. Similarly, the risk that the fair valuation of securities or other portfolio investments may result in greater fluctuation in their value from one day to the next than would be the case if the market values were available.

Higher-Risk Securities and Practices

Security or Practice	Description	Related Risks
ADRs
ADRs are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers. Generally, ADRs are in registered form and are designed for trading in U.S. markets.
Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).
Borrowing	The borrowing of money from financial institutions or through reverse repurchase agreements.	Leverage and credit risks.
Emerging Market Securities
Any foreign securities primarily traded on exchanges located in or issued by companies organized or primarily operating in countries that are considered lesser developed than countries like the U.S., Australia, Japan, or those of Western Europe.
Credit, market, currency, information, liquidity, interest rate, valuation, natural event, and political risks.
EDRs and GDRs
EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.
Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).
Foreign Money Market Securities	Short-term debt obligations issued either by foreign financial institutions or by foreign branches of U.S. financial institutions or foreign issuers.	Market, currency, information, interest rate, natural event, and political risks.
Foreign Securities
Securities issued by companies organized or whose principal operations are outside the U.S., securities issued by companies whose securities are principally traded outside the U.S., or securities denominated or quoted in foreign currency. The term “foreign securities” includes ADRs, EDRs, GDRs, and foreign money market securities.
Market, currency, information, natural event, and political risks.
Forward Foreign Currency Exchange Contracts	Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Currency, liquidity, and leverage risks. When used for hedging, also has hedging, correlation, and opportunity risks. When used speculatively, also has speculation risks.
Illiquid Securities	Any investment that may be difficult or impossible to sell within seven days for the price at which the fund values it.	Liquidity, valuation and market risks.
Mortgage-Backed Securities	Securities backed by pools of mortgages, including passthrough certificates, PACs, TACs, CMOs, and when available, pools of mortgage loans generated by credit unions.	Credit, extension, prepayment, and interest rate risks.
Non-Investment Grade Securities	Investing in debt securities rated below BBB/Baa (i.e., “junk” bonds).	Credit, market, interest rate, liquidity, valuation, and information risks.
Options
In general, an option is the right to buy (called a “call”) or sell (called a “put”) property for an agreed-upon price at any time prior to an expiration date. Both call and put options may be either written (i.e., sold) or purchased on securities or indices.
Market, hedging or speculation, leverage, correlation, liquidity, credit, and opportunity risks.
Repurchase Agreements	The purchase of a security that the seller agrees to buy back later at the same price plus interest.	Credit risk.

Security or Practice	Description	Related Risks
Restricted Securities	Securities originally issued in a private placement rather than a public offering. These securities often cannot be freely traded on the open market.	Liquidity, valuation, and market risks.
Reverse Repurchase Agreements	The lending of short-term debt securities; often used to facilitate borrowing.	Leverage and credit risks.
Securities Lending	The lending of securities to financial institutions, which provide cash or government securities as collateral.	Credit risk.
Shares of Other Investment Companies	The purchase of shares issued by other investment companies. These investments are subject to the fees and expenses of the underlying investment company(s).	Market risks and the layering of fees and expenses.
Short-Term Trading	Selling a security soon after purchase or purchasing it soon after it was sold (a fund engaging in short-term trading will have higher turnover and transaction expenses).	Market, liquidity and opportunity risks.
Smaller Capitalization Companies
The purchase of securities issued by a company with a market capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding) within the range of those companies represented in either the S&P Small Cap 600 Index or the Russell 2000® Index.
Market and liquidity risk.
Swaps
The entry into interest rate, credit default, index, currency exchange rate and total return swap agreements whereby the parties agree to exchange rates of return (or differentials therein) earned or realized on predetermined investments or instruments.
Market, liquidity, currency, credit, counterparty, leverage and opportunity risks.
When-Issued Securities and Forward Commitments	The purchase or sale of securities for delivery at a future date; market value may change before delivery.	Market, opportunity, and leverage risks.
Higher-Risk Securities and Practices Table. The following table shows each fund’s investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets. A number in the column indicates the maximum percentage of total assets that the fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the fund’s annual and semi-annual reports.

	Target Date Funds	Int’l Growth Fund
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	X	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	**	25
Shares of Other Investment Companies[1]	100	10
Non-Investment Grade Securities	**	20**
Foreign Securities	**	*
Emerging Market Securities	**	30
Illiquid Securities[2]	**	15
Restricted Securities	**	15
Mortgage-Backed Securities	**	X
Options on Securities, Indices or Currencies	**	10**
Forward Foreign Currency Exchange Contracts	**	10**
1 Includes ETFs.
2 Numbers in this row refer to net, rather than total, assets.
Legend

*
One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis or in an amount that exceeds 5% of fund assets.

X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

FUND NAMES

In the judgment of Madison, the International Growth Fund has a name that suggests a focus on a particular industry, group of industries or type of investment. In accordance with the provisions of Rule 35d-1 of the 1940 Act, this fund will, under normal circumstances, invest at least 80% of its assets in the particular industry, group of industries, or type of investment of the type suggested by its name (the “80% policy”). For this purpose, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund’s 80% policy is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. Accordingly, the name of this fund may be changed at any time by a vote of the Board of Trustees. As required by Rule 35d-1, shareholders of funds subject to Rule 35d-1 will receive a 60-day written notice of any change to the investment policy describing the type of investment that the name suggests.

INVESTMENT LIMITATIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund. The policies listed below are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the funds within the Trust may:

1.
with respect to 75% of the fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund;

2.
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided that each Target Date Fund may invest more than 25% of its assets in any one underlying affiliated fund;

3.
borrow money, except that it may (a) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (b) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank the fund’s aggregate borrowings from any source do not exceed 33 1/3% of the fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a fund’s aggregate borrowings later exceed 33 1/3% of the fund’s total assets, the fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A fund may make additional investments while it has borrowings outstanding. A fund may make other borrowings to the extent permitted by applicable law;

4.
make loans, except through (a) the purchase of debt obligations in accordance with the fund’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law;

5.	underwrite securities issued by others, except to the extent that the sale of portfolio securities by the fund may be deemed to be an underwriting;

6.
purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a fund as a result of the ownership of securities;

7.	invest in commodities or commodity contracts, except that the fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or

8.	issue senior securities to the extent such issuance would violate applicable law.
With regard to fundamental policy 2 above, as it relates to the Target Date Funds, Madison looks through to the assets held by affiliated underlying funds for purposes of the industry concentration limit, and for unaffiliated underlying funds, Madison applies the test the same way based on what Madison knows about the underlying fund.
With regard to fundamental policy 8 above, Section 18(f) of the 1940 Act prohibits an investment company from issuing a “senior security” except under certain circumstances. A “senior security” is any security or obligation that creates a priority over any other class to a distribution of assets or payment of a dividend. Permissible “senior securities” include, among other things, a borrowing from a bank where the fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding.

In addition to the fundamental policies listed above, the investment objective of each fund is a fundamental policy that cannot be changed without the approval of a majority of the fund’s outstanding voting securities.
The following restrictions are not fundamental policies and may be changed without the approval of the shareholders in the affected fund:

1.	no fund will sell securities short or maintain a short position, except for short sales against the box;

2.	no fund will purchase any security which is not readily marketable if more than 15% of the net assets of the fund taken at market value, would be invested in such securities; and

3.
with regard to the International Growth Fund only, the fund will not invest more than 15% of its net assets in securities of issuers identified on the most current Tobacco Company List prepared by the Public Employee Retirement Administration Commission of the Commonwealth of Massachusetts as a company that derives more than 15% of its revenue from the sale of tobacco products.

Except for the limitations on borrowing from banks, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectus covering fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

Notwithstanding the foregoing investment limitations, the underlying funds in which the Target Date Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Target Date Fund to engage indirectly in investment strategies that may be prohibited under the investment limitations listed above. The investment restrictions of each underlying fund are set forth in the prospectus and SAI for that underlying fund.

PORTFOLIO TURNOVER

Each fund will trade securities held by it whenever, in the Investment Adviser’s view, changes are appropriate to achieve the stated investment objectives. The Investment Adviser does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund. Although the Investment Adviser makes no assurances, it is expected that the annual portfolio turnover rate for each fund will be generally less than 100%. This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year.
For each of the two fiscal years ended October 31, portfolio turnover for each fund was as follows:

Fund	2013	2012
Target Retirement 2020[1]	N/A	N/A
Target Retirement 2030[1]	N/A	N/A
Target Retirement 2040[1]	N/A	N/A
Target Retirement 2050[1]	N/A	N/A
International Growth[2]	48%	47%
1 Because this fund is new, there is no portfolio turnover data to report.
2 The data shown in the table for this fund represents the portfolio turnover for the accounting survivor resulting from the - reorganization of this fund and the Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”). The accounting survivor was the Predecessor Fund, which has a December 31 fiscal year end. Accordingly, the data shown reflects the Predecessor Fund’s fiscal year ended December 31.
MANAGEMENT OF THE TRUST

Trustees and Officers
The Trust is governed by the Board of Trustees. The Board has the duties and responsibilities set forth under the applicable laws of the State of Delaware, including but not limited to the management and supervision of the funds.
The Board of Trustees, from time to time, may include individuals who may be deemed to be affiliated persons of Madison. At all times, however, a majority of Board members will not be affiliated with Madison or the funds (collectively referred to herein as the “Independent Trustees”). Board members serve indefinite terms, while officers of the Trust are elected annually.
The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act or the Declaration of Trust.
The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 53711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258.

Interested Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years
Katherine L. Frank[2] 1960	Trustee and President, 2009 – Present
Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 – Present; Managing Director and Vice President, 1986 – 2010

Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating Officer, 2010 – Present; Vice President, 2004 – 2010

Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 – Present; President, 1996 – 2010

Madison Strategic Sector Premium Fund (closed end fund), President, 2005 – Present; Ultra Series Fund (16) (mutual funds), President, 2009 – Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, December 2012 – Present
			43	Madison Strategic Sector Premium Fund, 2005 – Present; Ultra Series Fund (16), 2009 – Present
Jay R. Sekelsky 1959	Vice President, 2009 – Present
MIH, Executive Director and Chief Investment Officer, 2010 – Present; Managing Director and Vice President, 1990 – 2010

Madison, Executive Director and Chief Investment Officer, 2010 – Present

MIA, Executive Director and Chief Investment Officer, 2010 – Present; Vice President, 1996 – 2010

Madison Strategic Sector Premium Fund, Vice President, 2005 – Present; Ultra Series Fund (16), Vice President, 2009 – Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 – Present
			N/A	N/A
Paul Lefurgey 1964	Vice President, 2009 – Present
MIH, Executive Director and Head of Fixed Income Investments, 2013 – Present; Managing Director and Head of Fixed Income Investments, 2005 – 2013; Madison and MIA, Executive Director and Head of Fixed Income Investments, 2013 – Present; Managing Director and Head of Fixed Income Investments, 2010 – 2013

MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003 – 2005

Madison Strategic Sector Premium Fund, Vice President, 2010 – Present; Ultra Series Fund (16), Vice President, 2009 – Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 – Present
			N/A	N/A
Greg D. Hoppe 1969	Treasurer, 2009 – Present
MIH and MIA, Vice President, 1999 – Present; Madison, Vice President, 2009 – Present

Madison Strategic Sector Premium Fund, Treasurer, 2009 – Present; Chief Financial Officer, 2005 – 2009; Ultra Series Fund (16), Treasurer, 2009 – Present; Madison Covered Call & Equity Strategy Fund, Treasurer, December 2012 – Present
			N/A	N/A
Holly S. Baggot 1960	Secretary, 1999 – Present Assistant Treasurer, 1999 – 2007; 2009 – Present
MIH and MIA, Vice President, 2010 – Present; Madison, Vice President, 2009 – Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 – Present

MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006-2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund Operations, 2001-2005

Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 – Present; Ultra Series Fund (16), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, December 2012 – Present
			N/A	N/A

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years
W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present
MIH, MIA, Madison and Madison Scottsdale, LC (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2009 – Present; General Counsel and Chief Compliance Officer, 1996 – 2009

MFD, Principal, 1998 – Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996 – 2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011 – Present

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present; Secretary, General Counsel and Chief Compliance Officer, 2005 – 2009; Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012 – Present

Ultra Series Fund (16), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present
			N/A	N/A
Pamela M. Krill 1966	General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present
MIH, MIA, Madison, Madison Scottsdale, LC, MFD, and Concord, General Counsel and Chief Legal Officer, 2009 – Present

NorthRoad, General Counsel & Chief Legal Officer, 2011 – Present

Madison Strategic Sector Premium Fund, General Counsel, Chief Legal Officer and Assistant Secretary, 2010 – Present; Ultra Series Fund (16), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present; Madison Covered Call & Equity Strategy Fund, General Counsel, Chief Legal Officer and Assistant Secretary, December 2012 – Present

CUNA Mutual Insurance Society (insurance company with affiliated investment advisory, brokerage and mutual fund operations), Madison, WI, Managing Associate General Counsel-Securities & Investments, 2007 – 2009

Godfrey & Kahn, S.C. (law firm), Madison and Milwaukee, WI, Partner/Shareholder, Securities Practice Group, 1994-2007
			N/A	N/A
1As of the date of this SAI, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.
2 “Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of Madison Funds.

Independent Trustees

Name and Year of Birth	Position(s) and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[2]	Other Directorships Held by Director/Trustee During Past Five Years
Philip E. Blake 1944	Trustee, 2009 - Present	Retired Investor Lee Enterprises, Inc. (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 - 2000	44
Edgewood College, 2003 - Present; Chairman of the Board, 2010 - 2012

Nerites Corporation (technology company), 2004 -Dec. 2013

Madison Strategic Sector Premium Fund, 2005 - Present; Ultra Series Fund (16), 2009 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - August 2009, and December 2012 - Present

James R Imhoff, Jr. 1944	Trustee, 2009 - Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 - Present	44	Park Bank, 1978 - Present Madison Strategic Sector Premium Fund, 2005 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series Fund (16), 2009 - Present
Steven P. Riege 1954	Trustee, 2005 - Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/President, 2001 - Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986 - 2001	42	Forward Service Corporation (employment training non-profit), 2010 - Present Stanek Tool Corp., 1990 - Present Ultra Series Fund (16), 2005 - Present
Richard E. Struthers 1952	Trustee, 2004 - Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998 - Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 - 2012 IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	42	Park Nicolet Health Services, 2001 - 2012 HealthPartners, 2013 - Present Ultra Series Fund (16), 2004 - Present
Lorence D. Wheeler 1938	Trustee, 2009 - Present	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1986 - 1997	44
Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 - Present

Madison Strategic Sector Premium Fund, 2005 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series Fund (16), 2009 - Present

1Independent Trustees serve in such capacity until reaching the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.

[2]
As of the date of this SAI, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

Trustee Compensation
During the fiscal year ended October 31, 2013, the Trustees were compensated as follows:

Trustee Name	Aggregate Compensation from Trust	Total Compensation from Trust and Fund Complex[1]
Steven P. Riege	$31,000[3]	$66,125
Richard E. Struthers	$31,000[3]	$66,125
Lorence D. Wheeler	$28,500	$88,000
James R Imhoff, Jr.	$28,500	$88,000
Philip E Blake	$28,500	$88,000
Katherine L. Frank[2]	None	None

[1]
Fund Complex as defined above. Until April 2013, the Trust did not include the following funds: Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Corporate Bond, Dividend Income, Investors, and NorthRoad International Funds (collectively referred to as the “Former Madison Mosaic Funds”). However, prior to such date, each of these funds was a separate series of the Madison Mosaic Funds, which (collectively) were included in the definition of Fund Complex at that time because of their affiliation with the Trust’s investment adviser. Accordingly, while the Former Madison Mosaic Funds were not included in the chart under “Aggregate Compensation from the Trust” prior to April 2013, they are included in the “Total Compensation from the Trust and the Fund Complex.”

[2]	Non-compensated interested Trustee.

[3]	These Trustees received additional compensation for serving as chairs of the Board committees.

The funds do not have any sort of pension or retirement plans for the benefit of Trustees. However, as an employee of Madison, Ms. Frank participates in a profit sharing plan sponsored by Madison for the benefit of its employees. No part of such plan is secured or funded by the funds.
There have been no arrangements or understandings between any trustee or officer and any other person(s) pursuant to which (s)he was selected as a Trustee or officer.

Board Qualifications
The members of the Board of Trustees each have experience which led fund management to the conclusion that the person should serve as a member of the Board, both at the time of the person’s appointment to the Board and continuing as of the date of this SAI. Ms. Frank, the sole member of the Board who is considered “interested” under the 1940 Act, has been with MIH for more than 20 years and has held executive management positions during her tenure with the firm. Regarding the Independent Trustees, all five of them have substantial experience operating and overseeing a business, whether it be the newspaper business (for Mr. Blake), the real estate business (for Mr. Imhoff), the management consulting business (for Mr. Riege), the investment management business (for Mr. Struthers), or the retirement plan business (for Mr. Wheeler). As a result of this experience, each of them has unique perspectives regarding the operation and management of the funds and the Board of Trustees’ oversight function with respect thereto. They use this collective experience to serve the funds for the benefit of fund shareholders. Moreover, each of the Independent Trustees has served as a trustee of one or more mutual funds for many years. They bring substantial and material experience and expertise to their continued roles as Trustees of the funds.

Board Committees
The Board of Trustees has established two standing committees to help manage the funds, as follows: an Audit Committee and a Nominating and Governance Committee.

Audit Committee. The Audit Committee is responsible for reviewing the results of each audit of the funds by the funds’ independent registered public accounting firm and for recommending the selection of independent auditors for the coming year. The Audit Committee members are the Independent Trustees of the Funds: Lorence Wheeler (Chairman), Philip Blake, James Imhoff, Jr., Steven Riege and Richard Struthers. The Audit Committee meets at least quarterly and more often as necessary. The Committee met four times during the funds’ last fiscal year.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for nominating Trustees and officers to fill vacancies, evaluating their qualifications and for determining Trustee compensation. The Committee is also responsible for periodically reviewing the effectiveness of the Board of Trustees. The members of the Nominating and Governance Committee are the same as the members of the Audit Committee: James Imhoff, Jr. (Chairman), Philip Blake, Steven Riege, Richard Struthers and Lorence Wheeler. Like the Audit Committee, the Nominating and Governance Committee meets at least quarterly and more often as necessary. The Committee met four times during the funds’ last fiscal year. The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the fund’s Secretary at the following address: 550 Science Drive, Madison, Wisconsin 53711.

Leadership Structure of the Board
The Board of Trustees is relatively small (with six members, as noted in the table above) and operates in a collegial atmosphere.  Although no member is formally charged with acting as Chairman, Ms. Frank generally acts as the Chairperson during meetings.  All Board members are expected to provide their input into establishing the Board’s meeting agenda.  Likewise, each Board of Trustee meeting contains a standing agenda item for any Board member to raise new or additional items he or she believes is important in connection with fund governance.  The Board of Trustees has charged Mr. Wheeler with acting as the Lead Independent Trustee for purposes of communicating with Madison, the Chief Compliance Officer, counsel to the Independent Trustees and fund counsel on matters relating to the Board as a whole.  The Independent Trustees often meet in executive session without representatives of Madison present (including meetings with counsel, the Chief Compliance Officer and the independent registered public accountant).
As adviser to the funds, Madison is responsible for the overall risk management for the funds, including supervising their affiliated and third-party service providers and identifying and mitigating possible events that could impact the funds’ business, operations or performance. Risks to the funds include investment, legal, compliance and regulatory risks, as well as the risk of operational failure or lack of business continuity. The Board of Trustees oversees risk management of the funds’ investment programs through the Audit Committee and through oversight by the Board itself. The Chief Compliance Officer, who reports to the Independent Trustees, provides the Board of Trustees with quarterly updates and a comprehensive annual report regarding the processes and controls in place to address regulatory, compliance, legal and operational risk. The Board of Trustees exercises its oversight in conjunction with Madison, the Chief Compliance Officer, fund counsel and counsel to the Independent Trustees by requesting reports and presentations at regular intervals throughout the year. Additionally, the Audit Committee receives periodic reports from the funds’ independent accountants. The Board’s committee structure requires an Independent Trustee to serve as chairman of the Nominating and Governance and the Audit Committees.
Given the small size of the Board of Trustees, its committee structure lead by Independent Trustees, the openness of Board meetings to active input by all Board members, its utilization of executive sessions, the role of the Lead Independent Trustee and its quarterly focus on compliance and risk management, the Board of Trustees has determined that its current leadership structure is adequate for the protection of fund investors.

Trustees’ Holdings
Trustees’ holdings in the Fund Complex as of December 31, 2013 was as follows:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Trust[1]	Aggregate Dollar Range of Equity Securities in Fund Complex[1,2]
Steven P. Riege	Aggressive Allocation Small Cap	$1-$10,000 $1-$10,000	$1-$10,000
Richard E. Struthers	International Stock	$50,001-$100,000	$50,001-$100,000
Lorence D. Wheeler	Cash Reserves Investors Large Cap Growth Large Cap Value Mid Cap	$10,001-$50,000 over $100,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000	over $100,000
Philip E. Blake	Dividend Income High Income Investors Large Cap Growth Mid Cap NorthRoad International Small Cap	$50,001-$100,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000 $10,001-$50,000	over $100,000
James R Imhoff, Jr.	Investors Mid Cap	over $100,000 $50,001-$100,000	over $100,000
Katherine L. Frank	Dividend Income Investors Mid Cap NorthRoad International	over $100,000 over $100,000 over $100,000 over $100,000	over $100,000
1 Dollar ranges are as follows: none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.
2 Fund Complex as defined above.

SALES LOAD WAIVERS FOR CERTAIN AFFILIATED PERSONS OF THE TRUST

Class A shares may be offered without front-end sales charges to individuals (and their “immediate family,” as described in the prospectus) who, within the past twelve months, were (i) trustees, directors, officers, or employees of CMFG Life Insurance Company or its subsidiaries and affiliates (collectively referred to herein as “CMFG Life”); (ii) trustees, directors, officers or employees of Madison Investment Holdings, Inc. and/or its subsidiaries or affiliated companies; (iii) members of the Board of Trustees of the Trust or of the board of trustees of the Ultra Series Fund; and (iv) any trust, pension, profit sharing or other benefit plan which beneficially owns shares for these persons. Board members of the Trust

B-1

and the Ultra Series Fund are offered Class A shares without front-end sales charges as an incentive for them to invest in the funds for which they serve as Trustees.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE TRUST’S SECURITIES

As of the date hereof, no shares of any Target Date Fund or the International Growth Fund are outstanding. Accordingly, there are no principal shareholders to report. -

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC
Background. The investment adviser to the Trust, Madison Asset Management, LLC (“Madison”), is a registered investment adviser located at 550 Science Drive, Madison, WI 53711. Madison is jointly owned by Madison Investment Holdings, Inc. (“MIH”), 550 Science Drive, Madison, WI 53711, and CMFG Life Insurance Company (“CMFG Life”), 5910 Mineral Point Road, Madison, WI 53705, although MIH has a controlling interest in Madison (CMFG Life’s interest in Madison is a non-voting equity interest). Madison shares investment personnel with Madison Investment Advisors, LLC, a wholly owned subsidiary of Madison. MIH is a registered investment adviser founded in 1973 which currently operates primarily as a holding company. In addition to Madison, the other firms included under the MIH umbrella are: Madison Investment Advisors, LLC (a registered investment adviser providing portfolio management services to wrap accounts and separately managed accounts), located in Madison, WI - ; NorthRoad Capital Management, LLC (a registered investment adviser specializing in international/global equity strategies), located in New York, NY; Concord Asset Management, LLC (a registered investment adviser providing portfolio management services to high net worth individuals), located in Chicago, IL; and Hansberger Growth Investors, L.P. (a registered investment advisor specializing in international/global equity strategies), located in Madison, WI with a branch office in Ontario, Canada. Frank E. Burgess, who is the founder of MIH, owns a controlling interest in MIH, which, in turn, controls Madison.
Investment Advisory Agreement. Madison has entered into an Investment Advisory Agreement with the Trust (the “Advisory Agreement”) that requires Madison to provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies, and restrictions of each fund. Under the Advisory Agreement, Madison is also generally responsible for the other operations of the Trust. As compensation for its services under the Advisory Agreement, the Trust pays Madison a fee computed at an annualized percentage rate of the average daily value of the net assets of each fund.
Because the funds are new, as of the date hereof, the funds have not paid any investment advisory (or management) fees to Madison. However, the fee rate for each fund is listed below.

Fund	Advisory Fee
Target Retirement 2020	0.25%[1]
Target Retirement 2030	0.25%[1]
Target Retirement 2040	0.25%[1]
Target Retirement 2050	0.25%[1]
International Growth	0.75%[2]
1 Madison has contractually agreed, for a period of one year after inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
2 Madison has contractually agreed to waive and/or reimburse investment advisory and/or service fees to the extent necessary to maintain total annual fund operating expenses at or below 1.15% and 1.00% for the Class Y and Class I shares of the fund, respectively. The fee waiver agreement described above, which is in effect for a period of two years after inception of the fund, may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); - ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes); or (iii) acquired fund fees and expenses . Any fees waived will not be subject to later recoupment by Madison.

Services Agreement. Madison has entered into a Services Agreement with the Trust (the “Services Agreement”) that obligates Madison to provide or otherwise arrange for the Trust to have all operational and support services it needs. Such services include:

•	Handling bookkeeping and portfolio accounting for the Trust.

•	Handling telephone inquiries, cash withdrawals and other customer service functions (including monitoring wire transfers).

•	Providing appropriate supplies, equipment and ancillary services necessary to conduct the Trust’s affairs.

•	Arranging for and paying the custodian, fund transfer agent, fund accountant and fund administrator.

•	Arranging for and paying the Trust’s independent registered public accountants, legal counsel and outside counsel to the Independent Trustees.

•	Registering the Trust and its shares with the SEC and notifying any applicable state securities commissions of the sale of such shares in their jurisdiction.

•	Printing and distributing prospectus and periodic financial reports to current shareholders.

•	Paying for trade association membership.

•	Preparing shareholder reports, proxy materials and holding shareholder meetings.

•	Paying the Independent Trustees’ meeting fees and out-of-pocket expenses.
Madison provides all these services for a fee calculated as a percentage of each fund’s average daily net assets. This fee is reviewed and approved at least annually by the Board of Trustees and is compared with the fee paid by other mutual funds of similar size and investment objective to determine if it is reasonable. In providing or arranging for the provision of the various services covered by the Services Agreement, Madison negotiates for the best services at the best price available from the Trust’s unaffiliated service providers. Because fund expenses have historically exceeded the service fee levels noted below, Madison is currently subsidizing fund expenses in excess of such levels for some or all funds. Accordingly, at the current time, to the extent Madison is able to negotiate discounts from service providers, these discounts are not passed onto the Trust. If and when fund expenses from unaffiliated service providers decrease below the service fees being charged, the level of service fees may also decrease. The Board of Trustees considers the reasonableness of service fees when it considers the compensation paid to the Investment Adviser under the Advisory Agreement.
Because the funds are new, as of the date hereof, the funds have not paid any service fees to Madison. However, the fee rate for each fund is listed below.

Fund	Service Fee
Target Retirement 2020	0.05%[1]
Target Retirement 2030	0.05%[1]
Target Retirement 2040	0.05%[1]
Target Retirement 2050	0.05%[1]
International Growth	0.40%[2]
1 Refer to footnote 1 in the “Investment Advisory Agreement” table above.
2 Refer to footnote 2 in the “Investment Advisory Agreement” table above. The service fee shown in the table is for the Class Y shares; the service fee for the Class I shares is 0.25%.

The fees Madison receives under the Services Agreement are in addition to and independent of fees received pursuant to the Advisory Agreement. In addition, the Trust remains responsible for (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees disclosed in the prospectus of the Trust, (iii) acquired fund fees, if any, and (iv) any extraordinary or non-recurring expenses it incurs.

Subadvisory Agreements. As described in the prospectus, Madison manages the assets of the International Growth Fund using a “manager of managers” approach under which Madison allocates the fund’s assets among one or more “specialist” subadvisers (each, a “Subadviser”). The Trust and Madison have received an order from the SEC that permits the hiring of unaffiliated Subadvisers without shareholder approval. If Madison hires a new Subadviser pursuant to the order, shareholders will receive an “information statement” within 90 days after a change in Subadvisers that will provide relevant information about the reason for the change and any new Subadviser(s).

Even though Subadvisers have day-to-day responsibility over the management of the International Growth Fund, Madison retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination and replacement to the Trust’s Board of Trustees.
Madison may, at some future time, employ a subadvisory or “manager of managers” approach to other new or existing funds in addition to the International Growth Fund.

Hansberger Growth Investors, L.P. (International Growth Fund)
As of inception of t he fund, Hansberger Growth Investors, L.P. (“Hansberger”) is the only Subadviser managing the assets of the International Growth Fund. For its services to the fund, Hansberger receives a management fee from Madison, computed and accrued daily and paid monthly, based on the average daily net assets in the fund. Because the fund is new, Hansberger has not yet received any management fees for its services.

PORTFOLIO MANAGERS

Madison Asset Management, LLC
Compensation. Madison believes investment professionals should receive compensation for the performance of the firm’s client accounts, their individual effort, and the overall profitability of the firm. As such, investment professionals receive a base salary, as well as an incentive bonus based on the attainment of certain goals and objectives in the portfolio management process (described below). The manager also participates in the overall profitability of the firm directly, through an ownership interest in the firm, or indirectly, through a firm-sponsored profit sharing plan. Madison believes its portfolio managers’ goals are aligned with those of long-term investors, recognizing client goals to outperform over the long-term, rather than focused on short-term performance contests.
With regard to incentive compensation, the incentive pools for the asset allocation, equity and fixed income teams are calculated based on a percentage of revenue from each investment strategy. Managers are rewarded for performance relative to their benchmark(s) over both one and three year periods (measured on a pre-tax basis). Incentive compensation earned is paid out over a three year period, so that if a portfolio manager leaves the employ of Madison, he or she forfeits a percentage of his or her incentive compensation. The purpose of this structured payout is to aid in the retention of investment personnel. All incentive compensation must be approved by the compensation committee. All investment professionals are eligible to participate in the incentive compensation pool.

The incentive compensation pool shared by the members of the firm’s asset allocation and equity management teams is based on the performance of the firm’s various asset allocation and equity composites (or some combination of such composites and the relevant mutual fund(s)) measured against the appropriate index benchmarks. All firm asset allocation and equity accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations, quality and other portfolio characteristics.

The incentive compensation pool shared by the members of the firm’s fixed-income management team is based on the performance of the firm’s various fixed-income composites measured against the appropriate index benchmarks. All firm fixed income accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations regarding duration, spreads and other fixed-income characteristics. Incentive compensation is not earned for performance below 0.25% of an applicable benchmark and the compensation pool is generally fully paid for performance exceeding 0.75% of an applicable benchmark.

There is no difference in terms of the way the firm compensates portfolio managers for managing a mutual fund or a private client account (or any other type of account for that matter). Instead, compensation is based on the entire employment relationship, not based on the performance of any single account or type of account.
Other Accounts Managed (as of December 31, 2013):
David Hottmann – Target Date Funds

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	9	$1,124,980,075	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6,631	$1,435,686,205	0	$0

Patrick Ryan – Target Date Funds

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	9	$1,124,980,075	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6,631	$1,435,686,205	0	$0

Material Conflicts of Interest: Potential conflicts of interest may arise because Madison engages in portfolio management activities for clients other than the funds. For example, portfolio managers at Madison and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of wealthy individuals as well as institutions such as pension funds, colleges and universities, insurance companies and foundations), subadvised accounts that we manage for other investment advisers and model accounts for which we only provide recommendations to our clients and do not have discretion to actually trade the accounts.

Our portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Likewise, we may purchase securities for one portfolio and sell the same security from another. To address the potential conflicts that occur as a result, Madison adopted a variety of portfolio security aggregation, brokerage and trade allocation policies which are designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. Likewise, Madison has policies to address “cross selling” from one account to another. In this manner, we seek to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

In connection with the management of the Target Date Funds, Trustees and officers of the Target Date Funds and the underlying affiliated mutual funds in which they invest (the “Underlying Madison Funds”) and certain directors and officers of Madison and its affiliates also serve in similar positions with most of the Underlying Madison Funds. Therefore, if the interests of the Target Date Funds and the Underlying Madison Funds were ever to diverge, it is possible that a conflict of interest could arise and affect how fund Trustees and officers fulfill their fiduciary duties to these funds. Trustees of the Target Date Funds believe they have structured these funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Target Date Funds could be adverse to the interests of an Underlying Madison Fund, or the reverse could occur. If such a possibility arises, Trustees and officers of the affected funds and the directors and officers of Madison will carefully analyze the situation and take all steps they believe are reasonable to minimize and, where possible, eliminate the potential conflict.
Fund Ownership: Because the Target Date Funds are new, as of December 31, 2013, the portfolio managers did not own any fund shares.

Hansberger Growth Investors, L.P.
Compensation: Hansberger recognizes the need to maintain a competitive compensation program to attract, retain and motivate investment professionals of the highest caliber. At the same time, Hansberger seeks to reward performance in a manner which aligns the interests of its investment professionals with those of the company and its clients. As of December 31, 2013, the compensation package for investment professionals generally consists of a competitive base salary, participation in the firm’s incentive bonus programs, and a competitive retirement package. Each investment professional’s compensation consists of the following elements:

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Base Salary.  Each portfolio manager is paid a base salary which is determined by the manager’s experience and performance in the role. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

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Discretionary Cash Bonus Plan . Hansberger’s portfolio managers have the opportunity to participate in a bonus pool linked to the direct profits of the investment team. A portfolio manager’s allocation in the pool is discretionary and determined through a subjective process that evaluates numerous qualitative and quantitative factors including, but not limited to, pre-tax performance of the fund and other accounts managed relative to expectations for how those funds and accounts should have performed as compared to appropriate benchmarks given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund’s portfolio or any single client account. Additional factors include the portfolio manager’s contributions to the investment management functions within the firm, contributions to the development of other investment professionals and supporting staff, and overall contributions to client development and service and strategic planning for the organization. The target bonus is expressed as a percentage of the total bonus pool. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the aforementioned objectives.

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Retirement Savings.  All eligible employees qualify for participation in the firm’s retirement savings plan, by which retirement account contributions are made to each employee on behalf of the company. These contributions are expressed as a percentage of employees’ base salaries.

Other Accounts Managed (as of December 31 2013): -
Thomas R.H. Tibbles – International Growth Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$1.5 billion	0	$0
Other Accounts	23	$2.34 billion	1	$486 million

Barry A. Lockhart – International Growth Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$1.5 billion	0	$0
Other Accounts	25	$2.34 billion	1	$486 million

Patrick Tan – International Growth Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$1.5 billion	0	$0
Other Accounts	24	$2.34 billion	1	$486 million
Material Conflicts of Interest: Potential conflicts of interest may arise from a portfolio manager’s management of, or the firm’s management of, other clients. Such conflicts could arise based on differing fee arrangements with other clients. Differing fee arrangements could cause an incentive to favor one client over another in the allocation of investment opportunities, particularly if one client has a performance fee that could be significantly higher (or lower) than a straight base fee. Also, conflicts could arise for a portfolio manager to favor one client over another depending how a portfolio manager is compensated. Finally, material conflicts could arise from the portfolio manager’s knowledge of the size, timing and possible market impact of fund trades, whereby a portfolio manager could try to use this information to the advantage of other accounts or personally in his or her personal securities transaction.
Hansberger has implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing accounts for multiple clients. Hansberger also monitors for compliance with account guidelines and allocation of IPOs. Hansberger also has implemented and monitors compliance with its code of ethics that is designed to prevent employees from trading to the detriment of clients. Finally, Hansberger periodically monitors investment returns of client accounts within the same style or approach, including dispersion of client account returns, to ensure that material dispersions are based upon something other than preferential treatment being accorded to other accounts in the same style or approach (such as investment policies or restrictions or cash inflows or outflows).

Fund Ownership: Because the International Growth Fund is new, as of December 31, 2013, the portfolio managers did not own any fund shares. However, ownership information regarding the Predecessor Fund as of December 31, 2013, is provided below. Shares of the Predecessor Fund were exchanged for shares of the International Growth Fund as a result of the merger of these two funds during the third quarter of 2014.

Portfolio Manager	Predecessor Fund
Thomas R.H. Tibbles	$100,001-$500,000
Barry A. Lockhart	$100,001-$500,000
Patrick Tan	$50,001-$100,000

TRANSFER AGENT

Boston Financial Data Services (“BFDS”), 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the funds’ transfer agent. As transfer agent, BFDS maintains the funds’ shareholder records and reports. Shareholders can reach a Trust representative at 1-800-877-6089. Shareholder inquiries and transaction requests should be sent to:

Regular Mail: Madison Funds P.O. Box 8390 Boston, MA 02266-8390	Express, Certified or Registered Mail: Madison Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

CUSTODIAN

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the securities and cash of the funds.
In its capacity as custodian, State Street holds all securities and cash owned by the funds and receives all payments of income, payments of principal or capital distributions with respect to securities owned by the funds. Also, the custodian receives payment for the shares issued by the funds. The custodian releases and delivers securities and cash upon proper instructions from the funds. Pursuant to, and in furtherance of, a custody agreement with State Street, the funds use automated instructions and a cash data entry system to transfer monies to and from the funds’ account at the custodian.

DISTRIBUTION

MFD Distributor, LLC (f/k/a Mosaic Funds Distributor, LLC) (the “Distributor”), 8777 N. Gainey Center Drive, Suite 220, Scottsdale, Arizona 85258, acts as the Trust’s principal distributor pursuant to a Distribution Agreement between the Trust, on behalf of each fund, and the Distributor. The Distributor is a wholly owned subsidiary of MIH. The Distributor maintains a branch office at 550 Science Drive, Madison, Wisconsin, 53711. Shares of the funds are offered continuously by the Distributor on behalf of the funds and are purchased and redeemed at NAV, plus the applicable sales charge (if any) on purchases and less the applicable contingent deferred sales charge (if any) on redemptions. The Distribution Agreement provides that the Distributor will use its best efforts to render services to the funds, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the funds or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the funds or the funds’ shareholders.
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BROKERAGE

Madison and the Subadvisers are responsible for: (1) decisions to buy and sell securities for each of the funds, (2) the selection of brokers and dealers to effect such transactions and (3) the negotiation of brokerage commissions, if any, charged on such transactions.
In general, Madison seeks to obtain prompt and reliable execution of orders at the most favorable prices or yields when purchasing and selling fund securities. In determining the best price and execution, Madison may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with Madison and any statistical, research or other services the dealer provides it, including payment for Madison’s use of research services. This may include brokerage and research provided by third parties that is paid for by so-called “soft dollars” earned as a result of fund brokerage transactions (to the extent permitted by law or regulation). Research and statistical information regarding securities may be used by Madison for the benefit of all members of the mutual funds and other clients of MIH, Madison and their affiliates. Therefore, the funds may not be Madison’s only client that benefits from its receipt of research and brokerage from the brokers and dealers the funds use for their trading needs. However, as a policy matter, Madison will not pay higher commissions to any particular broker that provides it soft dollar brokerage or research benefits than Madison would pay to any other full-service institutional broker that did not provide such benefits (although “full service” commission rates are generally higher than “execution only” commission rates). Madison considers brokerage and research benefits earned through soft dollars in determining whether it is obtaining best execution of securities transactions for the funds. In the event that any non-price factors are taken into account and the execution price paid is increased, it would only be in reasonable relation to the benefit of such non-price factors to the Trust as Madison determines in good faith.
What is the “research” that is paid for with soft dollars? Research refers to services and/or products provided by a broker, the primary use of which must directly assist Madison in its “investment decision-making process” and not in the management of Madison. The term “Investment Decision-Making Process” refers to the quantitative and qualitative processes and related tools Madison uses in rendering investment advice to the funds and its other clients, including financial analysis, trading and risk analysis, securities selection, broker selection, asset allocation, and suitability analysis.
Research may be proprietary or third party. Proprietary research is provided directly from a broker (for example, research provided by broker analysts and employees about a specific security or industry or region, etc.). Third party research is provided by the payment by a broker, in full or in part, for research services provided by third parties. Both types of research may involve electronically and facsimile provided research and electronic portfolio management services and computer software supporting such research and services.
Typical third party research providers include, by way of example, First Call Notes, Bloomberg, Research Direct, First Call Earnings Per Share Estimates, Baseline, Bondedge, ISI, Bank Credit Analysis, S&P Creditweek, Global Sector Review, etc. For example, a tool that helps Madison decide what might happen to the price of a particular bond following a specific change in interest rates is considered research because it affects Madison’s decision making process regarding that bond.
Madison may receive from brokers products or services which are used by Madison both for research and for administrative, marketing or other non-research purposes. In such instances, Madison makes a good faith effort to determine the relative proportion of its use of such product/service that is for research. Only that portion of the research aspect of the cost of obtaining such product/service may be paid for using soft dollars. Madison pays the remaining portion of the cost of obtaining the product or service in cash from its own resources.

Although Madison believes that all its clients and those of its affiliates, including the funds, benefit from the research received by it from brokers, Madison may not necessarily use such research or brokerage services in connection with the accounts that paid commissions to or otherwise traded with the brokers providing such research or services in any given period.
Brokers or dealers who execute portfolio transactions for the funds may also sell fund shares; however, any such sales will not be either a qualifying or disqualifying factor in selecting brokers or dealers. Such activity is not considered when making portfolio brokerage decisions.
In addition to transactions on which Madison pays commissions, Madison may also engage in portfolio transactions directly with a dealer acting as a principal. As a result, the transaction will not involve payment of commissions. However, any purchases from an underwriter or selling group could involve payments of fees and concessions to the underwriting or selling group.
With respect to the Target Date Funds, shares of underlying funds, except for ETFs, will be purchased in principal transactions directly from the issuer of the underlying fund and brokers will not be used. The Target Date Funds will not incur any commissions or sales charges when they purchase shares of the underlying funds, except for ETFs, as they are traded on securities exchanges.
Madison monitors the brokerage policies and procedures of the Subadvisers on a periodic basis to ensure that such policies and procedures are generally consistent with the foregoing and that they comply with applicable law.
Madison’s policy and procedures with respect to brokerage is and will be reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing policies and practices may be changed, modified or eliminated without prior notice to shareholders.
Because the funds are new, they have not yet paid any brokerage commissions.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Trust, on behalf of each of the funds, has adopted the proxy voting policies and procedures of Madison and the applicable Subadvisers, the summaries of which may be found in Appendix A hereto. The policies and procedures are used to determine how to vote proxies relating to the funds’ portfolio securities. Included in the policies and procedures are procedures that are used on behalf of the funds when a vote presents a conflict of interest between the interests of: (1) the funds’ shareholders and (2) Madison, the funds’ Subadvisers (if any) and the Distributor.
Form N-PX, which contains the proxy voting records for each of the funds for the most recent twelve-month period ended June 30, is available to shareholders at no cost by calling 1-800-877-6089 or by logging onto the SEC’s web site at www.sec.gov.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the funds have adopted, and the Board of Trustees has approved, policies and procedures designed to ensure that the disclosure of the funds’ portfolio holdings is in the best interest of the funds’ shareholders in the manner described below. Various non-fund advisory clients of Madison may hold portfolio securities substantially similar to those held by the funds. Although Madison has also adopted policies and procedures regarding the selective disclosure of the contents of those other clients’ portfolios and representative account portfolios, those policies and procedures may contain different procedures and limitations than the policies and procedures that apply to the disclosure of the funds’ portfolio holdings.
The funds’ portfolio holdings are made public, as required by law, in the funds’ annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the funds’ portfolio holdings as of fiscal quarter end are reported to the SEC within 60 days after the end of the funds’ first and third fiscal quarters and are available to any interested person.
The funds’ portfolio holdings information may be disseminated more frequently, or as of different periods, than as described above only when legitimate business purposes of the funds are served and the potential and actual conflicts of interest between the interests of fund shareholders and those of the funds’ affiliates are reviewed and considered. Selective disclosures could be considered to serve the legitimate business purposes of the funds, if (1) done to further the interests of the funds and (2) the disclosure is not expected to result in harm to the funds (such harm could occur by permitting third parties to trade ahead of, or front run, the funds or to effect trades in shares of the funds with information about portfolio holdings that other potential investors do not have). For example, the funds may provide portfolio holdings information to certain vendors that provide services that are important to the operations of the funds, or that assist Madison in providing services to the funds or in conducting its investment management business activities in general. Potential and actual conflicts of interest between the funds and their affiliates must also be reviewed and considered. For example, there may be situations where the disclosure facilitates portfolio management activities or the potential growth of the funds, which could legitimately serve the common interests of both the funds and Madison. However, selective disclosures will not be made for the benefit of Madison or its affiliates unless the disclosure would be in the interests of the funds or, at a minimum, result in no harm to the funds.
Currently, the funds’ portfolio holdings information is disseminated in the manner set forth above as required by law, and as set forth below. Neither the Trust, nor Madison or its affiliates, may receive any compensation in connection with an arrangement to make available information about the funds’ portfolio holdings.

With the exception of the Target Date Funds, each fund’s top ten holdings are made public by publication on the Trust’s website on a quarterly basis, typically 15 days after the end of the quarter (which is concurrent with disclosure of applicable “fund summary” sheets). Unless made publicly available as described below, the Trust may distribute, on a monthly basis, portfolio holdings to mutual fund evaluation services such as Morningstar or Lipper Analytical Services; consultants to retirement plans such as Mercer; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Trust, for the purpose of efficient trading and receipt of relevant research, provided that (a) a minimum of 30 days has passed since the end of the applicable month, and (b) the recipient does not regularly distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the information becomes public.
The Target Date Funds invest primarily in other mutual funds and ETFs. Since the conflicts associated with front running, trading ahead of, or effecting trades in shares of the securities held has been mitigated due to the fund of funds structure, the Target Date Funds holdings will be made public ten days after each month end.
Notwithstanding the above, if, in the discretion of the Trust’s Chief Compliance Officer and the applicable portfolio manager(s) for any series of the Trust, more frequent and earlier public dissemination of portfolio holdings (to the Trust’s website) would not harm the Trust and would serve to further the interest of its shareholders (by, for example, encouraging additional investments in the applicable series of the Trust), then such holdings may be made public as early as seven days (five business days) after each month end.
The funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the funds’ custodians, auditors, investment advisers, administrator, printers, proxy voting services and each of their respective affiliates and advisers. In connection with providing investment advisory services to its clients, Madison may utilize nonproprietary portfolio analytic tools offered by third party service providers to analyze portfolio composition.  Madison also provides portfolio information to Morningstar and Lipper (after at least a 30 day lag unless publicly disclosed sooner as described above) – for mutual fund analysis.
Any exceptions to the above disclosure rules must be pre-approved by the Trust’s chief compliance officer. There can be no assurance that the funds’ policies and procedures on disclosure of portfolio holdings will protect the funds from misuse of such information by individuals or entities that come into possession of the information.
CODES OF ETHICS

The Trust, Madison and the Distributor have adopted a joint code of ethics under Rule 17j-1 of the 1940 Act that covers the conduct (including the personal securities transactions) of each of their respective officers, trustees and employees. Each of the funds’ Subadvisers has likewise adopted a code of ethics that covers the conduct and personal securities transactions of its officers, managers, and employees.
In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, on behalf of the Trust by any person subject to the code. In addition, the codes restrict such persons in their purchases of securities in an initial public offering and in private offerings of securities. The codes of ethics also establish certain “blackout periods” during which persons subject to the code, or certain classes of persons, may not effect personal securities transactions. Certain specified transactions are exempt from the provisions of the codes of ethics.
The codes of ethics generally prohibit employees from engaging in personal securities transactions in any security that a Madison client might trade within seven days before or after the employee. Employees must request preclearance to trade any securities that are not otherwise specifically exempted from this preclearance requirement. Securities exempt from preclearance are mutual funds, U.S. Treasury securities and certain securities identified by Madison’s preclearance officer as securities that will not be held in any client (or fund) portfolio. Madison (or its affiliates) may manage accounts of its employees in the same manner as other clients pursuant to a particular model or strategy. When managing employee accounts, in order to address potential conflicts of interest, Madison must trade the employee account at the conclusion of trading of all other clients managed pursuant to the same strategy (including any fund portfolio managed pursuant to a particular strategy) and employee accounts must be managed in the same manner as the applicable strategy model without exceptions. Likewise, employees may establish accounts with independent asset managers and are not required to obtain preclearance for transactions in their accounts as long as the independent asset manager provides written confirmation to Madison that Madison’s employees are prohibited from exercising any discretion over the account.

SHARES OF THE TRUST

Shares of Beneficial Interest
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Board of Trustees has the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Board of Trustees has authorized shares of each of the series or funds described in the prospectus. Additional series may be added in the future. The Declaration of Trust also authorizes the Board of Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Board of Trustees has authorized the issuance of six classes of shares of the funds, designated as Class A, Class B, Class C, Class Y, Class I and Class R6. Additional classes of shares may be offered in the future.
The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective class of shares. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class A, Class B and Class C shares will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares; and (iii) each of share class will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service (the “IRS”) on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on which share class is purchased.
In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.
Share certificates will not be issued.

Voting Rights
Each fund share is entitled to one vote and fractional shares are entitled to fractional votes. Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s votes attributable to the outstanding shares and the Board of Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the votes attributable to the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of Trustees holding office were elected by the shareholders, the Board will call a special meeting of shareholders for the purpose of electing trustees.

Limitation of Shareholder Liability

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could possibly be subject to personal liability.
To guard against this risk, the Declaration of Trust: (1) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees; (2) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the Trust or any fund; and (3) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

Limitation of Trustee and Officer Liability
The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Interseries Liability
All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use more than one combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined.

NET ASSET VALUE OF SHARES

The NAV per share for all classes of shares is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for trading. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities (including shares of other investment companies), cash, receivables, and other assets and subtracting liabilities. Since the assets of each Target Date Fund consist primarily of shares of underlying funds, the NAV of each Target Date Fund is determined based on the NAVs of the underlying funds. Shares will be sold and redeemed at the NAV per share next determined after receipt in good order of the purchase order or request for redemption.

Portfolio Valuation
Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of the Target Date Funds consist primarily of shares of underlying funds, the NAV of each of those funds is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.
Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate. All other securities for which either quotations are not readily available, no other sales have occurred, or, in the opinion of the Trust’s Pricing Committee (the “Pricing Committee”), cannot otherwise be valued based on an objective, observable, unadjusted quoted market price (or should not use that price because it would not represent the security’s fair value) are appraised at their fair values as determined in good faith by the Pricing Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Pricing Committee will need to “fair” value any of the investments of these funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require the Target Date Funds to do the same because of delays in obtaining the underlying fund’s NAV.
A fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

The Pricing Committee is comprised of the following employees of Madison: Greg Hoppe (Treasurer of the funds), Katherine Frank (President of the funds), Paul Lefurgey (Portfolio Manager), Jay Sekelsky (Portfolio Manager), Adam Sweet (Equity Analyst) and Alan Shepard (Fixed Income Analyst).

DISTRIBUTIONS AND TAXES

Distributions
It is the intention of the Trust to distribute substantially all of the net income, if any, of each fund thereby avoiding the imposition of any fund-level income or excise tax, as described below. Distributions shall be made in the following manner:

(i)
Distributions of net investment company taxable income, if any, with respect to the Target Date Funds and International Growth Fund will be declared and reinvested annually in additional full and fractional shares of the respective fund, unless otherwise directed; and

(ii)
All net realized short-term and long-term capital gains of each fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.

Federal Tax Status of the Funds
Qualification as Regulated Investment Company. Each fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by each fund.
Each fund intends to meet the requirements of Subchapter M of the Code applicable to regulated investment companies. In the event a fund fails to qualify as a “regulated investment company” under Subchapter M (and is ineligible for, or chooses not to take advantage of, available remediation provisions), it will be treated as a regular corporation for federal income tax purposes. Accordingly, such fund would be subject to federal income taxes on the full amount of its taxable income and gains, and any distributions that such fund makes would not qualify for the dividends paid deduction. This would increase the cost of investing in such fund for shareholders and would make it more economical for shareholders to invest directly in securities held by such fund instead of investing indirectly in securities through such fund. Given these risks, compliance with the above requirements is carefully monitored by Madison and each fund intends to comply with these requirements as they exist or as they may be modified from time to time.
A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the fund’s taxable year, (a) at least 50% of the value of the fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”
A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year and (3) any ordinary income or net capital gain income not distributed in prior years. To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each fund must make (and the Trust intends that each will make) the foregoing distributions.
Each fund generally will endeavor to distribute (or be deemed to distribute) to its respective shareholders all of such fund’s net investment company taxable income and net capital gain, if any, for each taxable year so that such fund will not incur federal income or excise taxes on its earnings. However, no assurances can be given that these anticipated distributions will be sufficient to eliminate all taxes.
Capital Loss Carryforward. There is no capital loss “carryforward” to report for the Target Date Funds because they are new. The data presented below for the International Growth Fund - represents the capital loss carryfowards for the accounting survivor resulting from the - reorganization of this fund and the Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”). The accounting survivor was the Predecessor Fund, which has a December 31 fiscal year end. Accordingly, the data shown reflects the Predecessor Fund’s fiscal year ended December 31. To the extent provided in the Code and regulations thereunder, a fund may carry forward such capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	Capital Loss Carryforwards	Expiring In
International Growth Fund	$181,480,643[1]	2017
1 A significant portion of the capital loss carryforwards are subject to limitations pursuant to Section 382 of the Code.

Investments in Foreign Securities. If a fund purchases foreign securities, interest and dividends received by the fund may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions that could reduce the return on these securities. Tax treaties and conventions between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a fund would be subject. Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The effective rate of foreign tax cannot be predicted since the amount of fund assets to be invested within various countries is uncertain. However, the Trust intends to operate so as to qualify for treaty-reduced tax rates when applicable.
A fund may invest in the stock of certain foreign companies that constitute passive foreign investment companies (“PFICs”). There are several elections available under federal law to determine how the fund’s shareholders will be taxed on PFIC investments. Depending upon the election the fund selects, the fund’s shareholders may be subject to federal income taxes (either capital or ordinary) with respect to a taxable year attributable to a PFIC investment, even though the fund receives no distribution from the PFIC and does not dispose of the PFIC investment during such year, and/or the fund’s shareholders may be subject to federal income taxes upon the disposition of the PFIC investments. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in PFICs to minimize its tax liability.
If more than 50% of the value of a fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The International Growth Fund anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years.
Investments with Original Issue Discount. Each fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each fund must meet the 90% distribution requirement to qualify as a regulated investment company and each fund seeks to avoid any imposition of the excise tax, a fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.
Federal Tax Treatment of Options and Foreign Currency Transactions. Certain option transactions have special tax results for the funds. Expiration of a call option written by a fund will result in short-term capital gain. If the call option is exercised, the fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.
If a fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.
A fund’s investment in Section 1256 contracts, such as most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All Section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a fund.
The preceding rules regarding options and foreign currency transactions may cause a fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company, the Trust seeks to monitor transactions of each fund, seeks to make the appropriate tax elections on behalf of each fund and seeks to make the appropriate entries in each fund’s books and records when the fund acquires any option, futures contract or hedged investment.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Shareholder Taxation
The following discussion applies to all funds:

•
Distributions. Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income whether reinvested or received in cash, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15%.

Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and “qualified foreign corporations.” PFICs and corporations incorporated in a country that does not have an income tax treaty and an exchange of information program with the U.S. are not qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the noncorporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
Distributions of non-qualified dividend income, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer whether reinvested or received in cash. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares.
Any dividend declared by a fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

•
Dividends Received Deduction. Assuming a fund qualifies as regulated investment company, the dividends received deduction for shareholders of such fund who are corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the fund if such fund were a regular corporation, and to the extent designated by the fund as so qualifying.

•
Gains and Losses on Redemption and Sales. A redemption or sale of fund shares may result in a taxable gain or loss to a shareholder, depending on whether the proceeds are more or less than the shareholder’s basis in the redeemed shares. An exchange of fund shares for shares in any fund of the Trust will have similar tax consequences. Any gain or loss arising from the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain distribution with respect to any share of a fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain distribution, is treated as a long-term capital loss.

•
Deduction of Capital Losses. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

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Buying a Dividend. Purchasing shares shortly before a distribution may not be advantageous. Since such shares are unlikely to substantially appreciate in value in the short period before the distribution, if the distribution is taxable, it will essentially result in a taxable return of a portion of the purchase price.

•
Reports to Shareholders. The Trust sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

•
Backup Withholding. If a shareholder does not furnish the Trust with a correct social security number or taxpayer identification number and/or the Trust receives notification from the IRS requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds, currently at a rate of 28% for U.S. citizens and residents. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

This section is not intended to be a full discussion of tax laws and the effect of such laws on a fund or an investor. There may be other federal, state, local or foreign tax considerations applicable to a particular fund or investor. Investors are urged to consult their own tax advisors.

MORE ABOUT PURCHASING AND SELLING SHARES

The following discussion expands upon the section entitled “Your Account” in the prospectus.

Minimum Investments
The Trust reserves the right to change or waive the funds’ minimum investment requirements and to reject any order to purchase shares (including any purchase by exchange) when in the judgment of Madison, such rejection is in the funds’ best interest.

Offering Price
Shares of each fund are offered at a price equal to their NAV next determined after receipt in good order of the purchase order for such shares (see the “Net Asset Value of Shares” section, above) plus a sales charge which, depending upon the class of shares purchased, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis (Class B and Class C shares). Class Y, Class R6 and Class I shares are sold without the imposition of a sales charge.

In-Kind Redemptions
Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. If the shareholder were to sell portfolio securities received in this fashion, the shareholder would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

ADDITIONAL INVESTOR SERVICES

The following discussion expands upon the section entitled “Additional Investor Services” in the prospectus.

Systematic Investment Program
As explained in the prospectus, the Trust makes available to shareholders a systematic investment program. The investments under the program will be drawn on or about the day of the month indicated by the shareholder. Any shareholder’s privilege of making investments through the systematic investment program may be revoked by the Trust without prior notice if any investment by the shareholder is not honored by the shareholder’s financial institution. The program may be discontinued by the shareholder either by calling the Trust or upon written notice to the Trust which is received at least five (5) business days prior to the due date of any investment.

Systematic Withdrawal Program
As explained in the prospectus, the Trust makes available to shareholders a systematic withdrawal program. Payments under this program represent proceeds arising from the redemption of fund shares. The maintenance of a systematic withdrawal program concurrently with purchases of additional shares of the fund could be disadvantageous to a shareholder because of the sales charges that may be imposed on new purchases. Therefore, a shareholder should not purchase shares of a fund at the same time as a systematic withdrawal program is in effect for such shareholder with respect to that fund. The Trust reserves the right to modify or discontinue the systematic withdrawal program for any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan to all shareholders in the future. Any shareholder may terminate the program at any time by giving proper notice to the Trust.

Exchange Privilege and Systematic Exchange Program

As explained in the prospectus, within an account, you may exchange shares of one fund for shares of the same class of another fund, subject to the minimum investment requirements of the fund purchased, without paying any additional sales charge , except that (i) exchanges of Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into Class A shares of another series of the Trust, and (ii) Class R6, Class Y and Class I shares may be exchanged for Class A shares of the Cash Reserves Fund.
Except as may be approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or account rebalancing program, those exchanges are not included in the exchange limit policy. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders. The Trust may refuse any exchange order.
As explained in the prospectus, the Trust makes available to shareholders a systematic exchange program. The Trust reserves the right to modify or discontinue the systematic exchange program for any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan to all shareholders in the future. Any shareholder may terminate the program at any time by giving proper notice to the Trust.

Reinstatement or Reinvestment Privilege
After fund shares have been redeemed, a shareholder has a one-time right to reinvest any part of the proceeds, subject to the minimum investment of the fund, within 90 days of the redemption, at the current NAV. This privilege must be requested in writing when the proceeds are sent to the Trust.

B-1

For shareholders who exercise this privilege after redeeming Class A shares, the proceeds may be reinvested in Class A shares without a sales charge in the same fund and account from which the redemption was made.
For shareholders who exercise this privilege after redeeming Class B shares or Class C shares and paying a CDSC on the redemption, the proceeds may be reinvested in Class A shares without a sales charge in the same fund and account from which the redemption was made. The account will not be credited with the CDSC paid. If Class B shares or Class C shares were redeemed and no CDSC was paid, the proceeds may be reinvested in Class B shares or Class C shares in the same fund and account, respectively, from which the redemption was made. The holding period of the shares purchased will be “aged” back to the original purchase date.
To protect the interests of other investors in the funds, the Trust may cancel the reinvestment privilege of any parties that, in the opinion of the Trust, are using market timing strategies or making more than five exchanges per owner or controlling party per calendar year above and beyond any systematic or automated exchanges. Also, the Trust may refuse any reinvestment request.
The Trust may change or cancel its reinvestment policies at any time.
A redemption or exchange of fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of fund shares will be treated for tax purposes as described under the “Distributions and Taxes” section, above.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed Deloitte & Touche LLP, independent registered public accounting firm, located at 555 East Wells Street, Suite 1400, Milwaukee, Wisconsin 53202 to perform the annual audits of the funds.

FINANCIAL STATEMENTS

- With regard to the Target Date Funds, because the funds are new, financial statements are not yet available.
With regard to the International Growth Fund, audited financial statements for the Predecessor Fund, including the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, and financial highlights included in the Predecessor Fund’s 2013 annual report to shareholders, are incorporated herein by reference. Copies of the Predecessor Fund’s 2013 annual report may be obtained free of charge by writing to Madison Funds, P.O. Box 8390, Boston, Massachusetts 02266-8390, or by calling 1-800-877-6089.

APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES
Each of the funds has adopted the proxy voting policies and procedures of its investment adviser, Madison Asset Management, LLC (“Madison”), and/or its respective subadviser: Hansberger Growth Investors, L.P. (“Hansberger”) in the case of the International Growth Fund.

The proxy voting policies and procedures for Madison and Hansberger are found below, and collectively constitute the proxy voting policies and procedures of Madison Funds (the “Trust”).

Note: Because Hansberger is affiliated with Madison, its proxy voting policies and procedures are subsumed within Madison’s policies and procedures described below.

MADISON ASSET MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES
Madison’s policies regarding voting the proxies of securities held in client accounts depend on the nature of its relationship to the client. When Madison is an ERISA fiduciary of an account, there are additional considerations and procedures than for all other (regular) accounts. In all cases, when Madison votes client proxies, it must do so in the client’s best interests as described below by these policies.
Regular Accounts
Madison does not assume the role of an active shareholder when managing client accounts. If Madison is dissatisfied with the performance of a particular company, it will generally reduce or terminate the fund’s position in the company rather than attempt to force management changes through shareholder activism.
Making the Initial Decision on How to Vote the Proxy
As stated above, Madison’s goal and intent is to vote all proxies in the client’s best interests. For practical purposes, unless Madison makes an affirmative decision to the contrary, when it votes a proxy as the board of directors of a company recommends, it means Madison agrees with the board that voting in such manner is in the interests of its clients as shareholders of the company for the reasons stated by the board. However, if Madison believes that voting as the board of directors recommends would not be in a client’s best interests, then Madison must vote against the board’s recommendation.
As a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet or through a proxy voting service), unless Madison is not authorized to vote proxies. When the client has reserved the right to vote proxies in his/her/its account, Madison must make arrangements for proxies to be delivered directly to such client from its custodian and, to the extent any such proxies are received by Madison inadvertently, promptly forward them to the client.
Documenting Madison’s Decisions
In cases where a proxy will NOT be voted or, as described below, voted against the board of directors recommendation, Madison’s policy is to make a notation to the file containing the records for such security (e.g., Corporation X research file, because Madison may receive numerous proxies for the same company and it is impractical to keep such records in the file of each individual client) explaining Madison’s action or inaction, as the case may be.
Alternatively, or in addition to such notation, Madison may include a copy of the rationale for such decision in the appropriate equity correspondence file.
Why would voting as the board recommends NOT be in the client’s best interests?
Portfolio management must, at a minimum, consider the following questions before voting any proxy:
1. Is the board of directors recommending an action that could dilute or otherwise diminish the value of the client’s position? (This question is more complex than it looks: Madison must consider the time frames involved for both the client and the issuer. For example, if the board of directors is recommending an action that might initially cause the position to lose value but will increase the value of the position in the long-term, Madison would vote as the board recommended for if Madison is holding the security for clients as a long-term investment. However, if the investment is close to Madison’s valuation limits and Madison is anticipating eliminating the position in the short-term, then it would be in its clients’ best interests to vote against management’s recommendation.)
2. If so, would Madison be unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management’s proposal?
3. Is the board of directors recommending an action that could cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market? (For example, a company can be uniquely positioned in the market because of its valuation compared with otherwise comparable securities such that it would not be readily replaceable if Madison were to liquidate the position. In such a situation, Madison might vote against management’s recommendation if Madison believe a “No” vote could help prevent future share price depreciation resulting from management’s proposal or if Madison believe the value of the investment will appreciate if management’s proposal fails. A typical recent example of this type of decision is the case of a board recommendation not to expense stock options, where Madison would vote against management’s recommendation because Madison believes expensing such options will do more to enhance shareholder value going forward.)
4. Would accepting the board of directors recommendation cause Madison to violate its client’s investment guidelines? (For example, a board may recommend merging the company into one that is not permitted by client investment guidelines, e.g. a tobacco product company, a foreign security that is not traded on any U.S. exchange or in U.S. dollars, etc., restrictions often found in client investment guidelines. This would be an unusual situation and it is possible Madison would, nevertheless, vote in favor of a board’s recommendation in anticipation of selling the investment prior to the date any vote would effectively change the nature of the investment as described. Moreover, this does not mean Madison will consider any client-provided proxy voting guidelines. Madison’s policy is that client investment guidelines may not include proxy voting guidelines if Madison will vote account proxies. Rather, Madison will only vote client proxies in accordance with these guidelines. Clients who wish their account proxies to be voted in accordance with their own proxy voting guidelines must retain proxy voting authority for themselves.)
Essentially, Madison must “second guess” the board of directors to determine if their recommendation is in the best interests of its clients, regardless of whether the board thinks its recommendation is in the best interests of shareholders in general. The above questions should apply no matter the type of action subject to the proxy. For example, changes in corporate governance structures, adoption or amendments to compensation plans (including stock options) and matters involving social issues or corporate responsibility should all be reviewed in the context of how it will affect Madison’s clients’ investment.
In making its decisions, to the extent Madison relies on any analysis outside of the information contained in the proxy statements, Madison must retain a record of such information in the same manner as other books and records (two years in the office, five years in an easily accessible place). Also, if a proxy statement is NOT available on the SEC’s EDGAR database, Madison must keep a copy of the proxy statement.
Addressing Conflicts of Interest
Although it is not likely, in the event there is a conflict of interest between Madison and its client in connection with a material proxy vote (for example, (1) the issuer or an affiliate of the issuer is also a client or is actively being sought as a client or (2) Madison has a significant business relationship with the issuer such that voting in a particular manner could jeopardize this client and/or business relationship), Madison’s policy is to alert affected client(s) of the conflict before voting and indicate the manner in which Madison will vote. In such circumstances, Madison’s client(s) may instruct it to vote in a different manner. In any case, Madison must obtain client consent to vote the proxy when faced with a conflict of interest. If the conflict involves a security held by a mutual fund Madison manages, then Madison must present the material conflict to the board of the applicable fund for consent or direction to vote the proxies. If the conflict involves a security held by wrap accounts, then Madison may present the conflict to the wrap sponsor, as its agent, to obtain wrap client consent or direction to vote the proxies. Note that no conflict generally exists for routine proxy matters such as approval of the independent auditor (unless, of course, the auditor in question is a client, Madison is seeking the auditor as a client or Madison has a significant business relationship with the auditor), electing an uncontested board of directors, etc.
In the event it is impractical to obtain client consent to vote a proxy when faced with a conflict of interest, or at the request of the applicable fund board, Madison will employ the services of an independent third party “proxy services firm” to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended.
Once any member of the relevant portfolio management team determines that it would be in Madison’s clients’ best interests to vote AGAINST management recommendations (or, for Madison Scottsdale and Concord Asset Management, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the Investment Committee, or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person), to ratify the decision to stray from Madison’s general policy of voting with management. Such ratification need not be in writing.
The Investment Committee or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person) shall monitor potential conflicts of interest between Madison and clients that would affect the manner by which Madison votes a proxy. Madison maintains a “conflicted list” for proxy voting purposes.
As of January 1, 2004, Jay Sekelsky represents the Investment Committee subcommittee described above.
Voting Proxies of Securities No Longer Owned
We may be entitled to vote a proxy because a security was held in a client portfolio on the record date but have subsequently sold the security from the client’s account prior to the meeting date to which the proxy relates.  In such situations, our vote has no economic value to the client who is not a shareholder of the company soliciting the proxy vote.  Therefore, our policy is to vote proxies of securities no longer owned in accordance with management recommendation or, if practical, not vote them at all.
Special Considerations for Sub-Advised Funds
The proxy voting policy and procedures of the Trust reflect the policies and procedures of the Trust’s investment advisor, Madison Asset Management, LLC (“Madison”), and are incorporated into Madison’s written compliance and procedures manual.  In addition, the Trust’s policies incorporate the proxy voting policies and procedures of Madison’s current subadvisers: Shenkman Capital Management, Inc., Lazard Asset Management LLC, NorthRoad Capital Management LLC, and Wellington Management Company, LLP.

With respect to the proxy voting function relative to the Trust, the Board of Trustees has delegated this function to Madison. In general, with respect to proxies to be voted on behalf of the Trust’s sub-advised funds, or portions of such funds, Madison currently intends to delegate its voting responsibilities hereunder, such that that the respective subadvisers of such funds, or portions of such funds, will vote such proxies in accordance with their own proxy voting policies and procedures. Notwithstanding the foregoing, Madison reserves the right at any time to reassume the responsibility of voting proxies relative to one or more of the sub-advised portfolios of the Trust. Madison currently intends to monitor, by requesting periodic certifications from each of the subadvisers, the voting of each of the subadvisers to confirm consistency with each such subadviser’s proxy voting policies and procedures and to seek assurance that conflicts of interest have been adequately monitored and resolved. Madison will use reasonable efforts to ensure that the Board of Trustees is timely notified of any material changes to the proxy voting policies and procedures of each of the subadvisers as the relevant subadvisers have specifically brought to the attention of Madison, if, in Madison’s judgment, such notification is necessary for the Board’s fulfillment of its responsibilities hereunder.
Madison recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more subadvisers (e.g., when more than one fund, or two managed portions of the same fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant proxy voting policies will result in proxies being voted inconsistently. It is Madison’s position that such circumstances will not be deemed to suggest improper action on the part of any subadviser, and that neither Madison nor the Trust will be required to take any action with respect to such instances, in the absence of other compelling factors that would necessitate such action.
Special Considerations for International Securities
Certain foreign companies may impose restrictions on the transfer, exchange or other matters in connection with shareholder voting. As a result, there may be instances when we will not vote a proxy of a foreign or international security because doing so might adversely affect our client’s rights relating to the security, including our ability to sell the securities for a specific time period.
ERISA Fiduciary Accounts
As a general rule, an ERISA plan Trustee is required to vote proxies. However, the fiduciary act of managing plan assets includes the responsibility to vote proxies on plan-owned stock when the named fiduciary has delegated management responsibility to an investment manager. Therefore, unless another named fiduciary (Trustee, another investment manager, consultant, plan administrator, employer, etc.) for any ERISA client expressly reserves the right to vote proxies, Madison is required to do so. In most cases, the plan document will specify who is required to vote proxies.
It is important that Madison’s investment management agreement (or the ERISA client’s plan document) (collectively, the “Contracts”) address the issue of who is responsible for voting proxies.
1. If the Contracts expressly preclude Madison from voting proxies, then the Trustee must vote proxies attributable to its ERISA client’s accounts.
2. On the other hand, if the Contracts are silent or simply state that Madison “may” vote proxies, then it is its fiduciary duty to affirmatively vote under ERISA.
ERISA requires Madison, when it is responsible for voting proxies:
1. To maintain voting records for review by the named fiduciary of the plan; and
2. Ensure that the custodian (or plan Trustee, as the case may be) forwards to Madison all proxies received so that Madison may vote them in a timely manner.
Madison’s general policy is to vote all ERISA plan proxies received in the same manner as Madison vote non-ERISA plan proxies described above. Again, as a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet).
Additional Recordkeeping Rules Related to Proxy Voting
Madison must keep any written documents (including email) Madison prepared that were material to making a decision on how to vote a proxy (or that memorialized the basis for its decision). As noted above, Madison need not keep a copy of the actual proxy statements Madison received if they are available on the SEC’s EDGAR database.
Madison must keep in the applicable client file records of written client requests for proxy voting information. Madison must, of course, also keep a copy in the client file of any of its written responses to clients who asked for such information either in writing or orally.

Madison retained the services of ProxyEdge to maintain the records of the proxy votes Madison cast on behalf of clients. To the extent Madison votes any proxies outside of this service (for example, for logistical purposes, certain Madison Scottsdale proxies may not be maintained by this service), then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.
Separate Provisions Regarding NorthRoad Capital Management Voting Recommendations
In the absence of specific voting guidelines from the client, NorthRoad will vote proxies in the best interests of each particular client. NorthRoad’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on NorthRoad’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities. The firm retained an independent their party proxy voting service (Glass Lewis) to provide voting recommendations for securities held in client accounts. Although NorthRoad considers the rationale behind and the recommendations made by the service, such recommendations are not binding unless the firm has a conflict of interest. Having considered the recommendations of the proxy voting service:

1.
NorthRoad will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

2.	NorthRoad will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

3.	In reviewing proposals, NorthRoad will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

4.
NorthRoad may determine that voting a proxy is not in the client's best interest based on cost or other factors, including the potential that, by voting, the liquidity of the client’s investment may be impaired.

Last updated February 2013

APPENDIX B – QUALITY RATINGS
Any investment Madison makes for the funds will have a “quality rating” determined principally by ratings assigned by a nationally recognized statistical rating organization (an “NRSRO”). Otherwise, Madison will assign a rating according to comparable standards when there is no published rating or when published ratings differ or are considered obsolete.
Quality ratings will often be determined by referring to the ratings assigned by the two primary NRSROs that rate securities: Moody’s Investors Service, Inc. (“Moody’s”) and Standard and Poor’s Corporation (“S&P”). In addition, Madison may also refer to the ratings assigned by Fitch, Inc. (“Fitch”), another NRSRO. In cases where more than one NRSRO rates an issue, it will be graded according to whichever rating Madison deems appropriate. In cases where no organization rates an issue, Madison will grade it using the following standards that it believes are comparable to those followed by the NRSROs.
Bonds. Moody’s uses ratings Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C; S&P uses ratings AAA, AA, A, BBB, BB, B, CCC, CC and C; and Fitch uses ratings AAA, AA, A, BBB, BB, B, CCC, CC, C and D. Bonds rated Aaa or AAA are judged to be of the best quality; interest and principal are secure and prices respond only to market rate fluctuations. Bonds rated Aa or AA are also judged to be of high quality, but margins of protection for interest and principal may not be quite as good as for the highest rated securities.
Bonds rated A are considered upper medium grade by each organization. Protection for interest and principal is deemed adequate but susceptible to future impairment, and market prices of such obligations, while moving primarily with market rate fluctuations, also may respond to economic conditions and issuer credit factors.
Bonds rated Baa or BBB are considered medium grade obligations. Protection for interest and principal is adequate over the short term, but these bonds may have speculative characteristics over the long term and therefore may be more susceptible to changing economic conditions and issuer credit factors than they are to market rate fluctuations.
Notes and bonds rated Ba or BB are considered to have immediate speculative elements and their future cannot be considered well assured; protection of interest and principal may be only moderate and not secure over the long term; the position of these bonds is characterized as uncertain.
Notes and bonds rated B or lower by each organization are generally deemed to lack desirable investment characteristics; there may be only small assurance of payment of interest and principal or adherence to the original terms of issue over any long period.
Obligations rated Baa or above by Moody’s or rated BBB or above by S&P are considered “investment grade” securities, whereas lower rated obligations are considered “speculative grade” securities.
Bond ratings may be further enhanced by the notation “+” or “-.” For purposes of the funds and their investment policies and restrictions, such notations shall be disregarded. Thus, for example, bonds rated BBB- are considered investment grade while bonds rated BB+ are not.
Notes. Moody’s rates shorter term issues with “Moody’s Investment Grade” or “MIG” designations, MIG-1, MIG-2 and MIG-3; it assigns separate “VMIG” ratings, VMIG-1, VMIG-2 and VMIG-3, to variable rate demand obligations for which the issuer or a third-party financial institution guarantees to repurchase the obligation upon demand from the holder.
MIG-1 and VMIG-1 notes are of the best quality, enjoying strong protection from established cash flows for debt service or well established and broadly based access to the market for refinancing. MIG-2 and VMIG-2 notes are of high quality, with ample margins of protection, but not as well protected as the highest rated issues. MIG-3 and VMIG-3 notes are of favorable quality, having all major elements of security, but lacking the undeniable strength of the higher rated issues and having less certain access to the market for refinancing.
S&P assigns the ratings, SP-1, SP-2, and SP-3, and Fitch assigns the ratings F1, F2 and F3, to shorter term issues, which are comparable to Moody’s MIG-1, MIG-2 and MIG-3 ratings, respectively.
Commercial Paper. Commercial paper, only some of which may be tax-exempt, is rated by Moody’s with “Prime” or “P” designations, as P-1, P-2 or P-3, all of which are considered investment grades. In assigning its rating, Moody’s considers a number of credit characteristics of the issuer, including: (1) industry position; (2) rates of return; (3) capital structure; (4) access to financial markets; and (5) backing by affiliated companies.
P-1 issuers have superior repayment capacity and credit characteristics; P-2 issuers have strong repayment capacity but more variable credit characteristics; and P-3 issuers have acceptable repayment capacity, but highly variable credit characteristics and may be highly leveraged.
S&P rates commercial paper as A-1, A-2 or A-3. To receive a rating from S&P, the issuer must have adequate liquidity to meet cash requirements, long-term senior debt rated A or better (except for occasional situations in which a BBB rating is permitted), and at least two additional channels of borrowing. The issuer’s basic earnings and cash flow must have an upward trend (except for unusual circumstances) and typically, the issuer has a strong position in a well-established industry. S&P assigns the individual ratings A-1, A-2 and A-3 based on its assessment of the issuer’s relative strengths and weakness within the group of ratable companies.

B-1

PART C
OTHER INFORMATION
Madison Funds
Item 23. Exhibits
See “Exhibit Index.”
Item 24. Persons Controlled by or Under Common Control With Registrant
None.
Item 25. Indemnification
As a Delaware statutory trust, Registrant’s operations are governed by its Amended and Restated Declaration of Trust dated September 23, 2013 (the “Declaration of Trust”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DSTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.
To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.
The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.
Registrant also maintains directors’ and officers’ liability insurance for the benefit of Registrant’s trustees and as well as the officers and directors of the Registrant’s advisor and its affiliates (referred to as an “Insured” or the “Insureds”). The policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of an Insured’s office.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision of the Registrant’s Declaration of Trust, the Registrant and its officers and Trustees have been advised that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by an Insured in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, subject to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser
The investment adviser for Registrant is Madison Asset Management, LLC (“MAM”). See the section in Part A entitled “Investment Adviser” for a more complete description.
To the best of Registrant’s knowledge, none of the officers and directors of MAM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years (other than their association with MAM and its affiliates, including Madison Investment Holdings, Inc.(“MIH”)). See the section in Part B entitled “Management of the Trust – Trustees and Officers” for more information regarding the officers and directors of MAM. Also refer to Part I of MAM’s Uniform Application for Investment Advisor Registration on Form ADV, as filed with the SEC.
Item 27. Principal Underwriter

a.
MFD Distributor, LLC (“MFD”), a registered broker‑dealer, is the principal distributor of Registrant’s shares. MFD does not act as principal underwriter, distributor, depositor or investment adviser for any investment company other than Registrant and the Ultra Series Fund. The principal business address for MFD is 550 Science Drive, Madison, WI 53711. MFD is a wholly owned subsidiary of MIH.

b.	The officers and directors of MFD are as follows:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with Registrant
W. Richard Mason(1)	General Securities Principal, Chief Compliance Officer and Financial Operations Principal	Chief Compliance Officer, Corporate Counsel and Assistant Secretary
Pamela M. Krill(2)	General Counsel and Corporate Secretary	General Counsel, Chief Legal Officer and Assistant Secretary
Elizabeth A. Dettman(2)	Corporate Accountant	None
David J. DeVito (2)	Branch Manager & General Securities Principal	None
Steven A. Carl(2)	General Securities Principal	None
Michelle Sanville-Seebold(2)	Investment Company & Variable Contracts Products Principal	Assistant Secretary
Holly S. Baggot(2)	Vice President	Secretary and Assistant Treasurer
Katherine L. Frank(2)	Manager; Chief Operating Officer of Sole Member(3)	Trustee and President

(1)	The principal business address of this person is: 8777 North Gainey Center Drive, Scottsdale, AZ 85258.

(2)	The principal business address of these persons is: 550 Science Drive, Madison, WI 53711.

(3)	Ms. Frank is the Chief Operating Officer of MIH, which is the sole member of MFD.

c.	There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28. Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by:

a.	Madison Asset Management, LLC 550 Science Drive Madison, WI 53711

b.	MFD Distributor, LLC
8777 North Gainey Center Drive, Suite 220
Scottsdale, AZ 85258

c.	Boston Financial Data Services 2000 Crown Colony Drive Quincy, MA 02169

d.	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105
Item 29. Management Services
Not applicable.
Item 30. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 9th day of May, 2014.

Madison Funds

By: /s/ Katherine L. Frank
Katherine L. Frank
President
Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	May 9, 2014
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	May 9, 2014
Greg D. Hoppe	Officer)

*	Trustee	May 9, 2014
Lorence D. Wheeler

*	Trustee	May 9, 2014
James R. Imhoff, Jr.

*	Trustee	May 9, 2014
Philip E. Blake

*	Trustee	May 9, 2014
Steven P. Riege

*	Trustee	May 9, 2014
Richard E. Struthers

*By: /s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX

	Exhibit	Incorporated by Reference to	Filed Herewith

(a.1)	Amended and Restated Declaration of Trust dated March 1, 2014	Initial Filing of Form N-14 Registration Statement filed by Registrant on April 28, 2014

(a.2)	Certificate of Trust	Post-Effective Amendment (“PEA”) No. 23 to this Form N-1A Registration Statement filed on December 26, 2007

(b)	Not Applicable

(c)	Incorporated by reference to the Declaration of Trust

(d.1)	Form of Amended and Restated Investment Advisory Agreement with Madison Asset Management, LLC (“MAM”)	Initial Filing of Form N-14 Registration Statement filed by Registrant on April 28, 2014

(d.2)	Investment Sub-Advisory Agreement with Lazard Asset Management effective July 1, 2009	PEA No. 27 to this Form N-1A Registration Statement filed on October 9, 2009

(d.3)	Investment Sub-Advisory Agreement with Wellington Management Company, LLP effective July 1, 2009	Form N-14 Registration Statement filed on September 30, 2009

(d.4)	Investment Sub-Advisory Agreement with Shenkman Capital Management effective July 1, 2009	PEA No. 27 to this Form N-1A Registration Statement filed on October 9, 2009

(d.5)	Investment Sub-Advisory Agreement with NorthRoad Capital Management LLC effective April 19, 2013	PEA No. 37 to this Form N-1A Registration Statement filed on January 2, 2013

(d.6)	Form of Investment Sub-Advisory Agreement with Hansberger Growth Investors, L.P.	Initial Filing of Form N-14 Registration Statement filed by Registrant on April 28, 2014

(e.1)	Amended and Restated Distribution Agreement with MFD Distributor, LLC effective April 19, 2013	PEA No. 37 to this Form N-1A Registration Statement filed on January 2, 2013

(e.2)	Form of Dealer Agreement and 22c-2 Addendum (as revised effective May 30, 2013)	PEA No. 43 to this Form N-1A Registration Statement filed on July 8, 2013

(f)	Not Applicable

(g)	Custodian Agreement with State Street Bank and Trust Company dated January 1, 2013	PEA No. 38 to this Form N-1A Registration Statement filed on February 28, 2013

	Exhibit	Incorporated by Reference to	Filed Herewith

(h.1)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated January 1, 2013	PEA No. 38 to this Form N-1A Registration Statement filed on February 28, 2013

(h.2)	Form of Amended and Restated Services Agreement with MAM	Initial Filing of Form N-14 Registration Statement filed by Registrant on April 28, 2014

(i.1)	Opinion and Consent of Sutherland, Asbill & Brennan LLP dated November 12, 1997	Pre-Effective Amendment No. 2 to this Form N-1A Registration Statement filed on November 12, 1997

(i.2)	Opinion and Consent of Sutherland, Asbill & Brennan LLP dated February 17, 2000	PEA No. 5 to this Form N-1A Registration Statement filed on February 23, 2000

(i.3)	Opinion and Consent of Sutherland, Asbill & Brennan LLP dated February 22, 2001	PEA No. 7 to this Form N-1A Registration Statement filed on February 23, 2001

(i.4)	Opinion and Consent of Steven R. Suleski dated February 28, 2008	PEA No. 24 to this Form N-1A Registration Statement filed on February 28, 2008

(j.1)	Consent of Deloitte & Touche LLP		X

(j.2)	Consent of Pricewaterhouse Coopers LLP		X

(k)	Not Applicable

(l.1)	Subscription Agreement with CUNA Mutual Insurance Society dated November 7, 1997	Pre-Effective Amendment No. 2 to this Form N-1A Registration Statement filed on November 12, 1997

(1.20)	Subscription Agreement with CUNA Mutual Life Insurance Company dated November 7, 1997	Pre-Effective Amendment No. 2 to this Form N-1A Registration Statement filed on November 12, 1997

(1.30)	Subscription Agreement with CUNA Mutual Life Insurance Company dated February 19, 2001	PEA No. 7 to this Form N-1A Registration Statement filed on February 23, 2001

(1.40)	Subscription Agreement with CUNA Mutual Life Insurance Company dated June 16, 2006	PEA No. 17 to this Form N-1A Registration Statement filed on December 8, 2006

(l.5)	Subscription Agreement with CUNA Mutual Life Insurance Company dated November 30, 2006	PEA No. 17 to this Form N-1A Registration Statement filed on December 8, 2006

	Exhibit	Incorporated by Reference to	Filed Herewith
(l.6)	Subscription Agreement with CUMIS Insurance Society, Inc. dated November 7, 1997	PEA No. 2 to this Form N-1A Registration Statement filed on February 10, 1999

(1.70)	Subscription Agreement with CUMIS Insurance Society, Inc. dated February 17, 2007	PEA No. 5 to this Form N-1A Registration Statement filed on February 23, 2000

(l.8)	Subscription Agreement with MEMBERS Capital Advisors, Inc. dated December 17, 2007	PEA No. 23 to this Form N-1A Registration Statement filed on December 26, 2007

(l.9)	Subscription Agreement with Frank Burgess dated October 30, 2009	PEA No. 28 to this Form N-1A Registration Statement filed on December 22, 2009

(l.10)	Subscription Agreement with MAM effective April 19, 2013	PEA No. 37 to this Form N-1A Registration Statement filed on January 2, 2013

(1.110)	Subscription Agreement with MAM effective September 23, 2013	PEA No. 43 to this Form N-1A Registration Statement filed on July 8, 2013

(1.120)	Form of Subscription Agreement with MAM For New Target Date Funds		X

(m.1)	Amended and Restated Service Plan for Class A Shares dated September 23, 2013	PEA No. 43 to this Form N-1A Registration Statement filed on July 8, 2013

(m.2)	Amended and Restated Distribution and Service Plan for Class B Shares dated April 19, 2013	PEA No. 37 to this Form N-1A Registration Statement filed on January 2, 2013

(m.3)	Amended and Restated Distribution and Service Plan for Class C Shares dated April 19, 2013	PEA No. 37 to this Form N-1A Registration Statement filed on January 2, 2013

(n)	Amended and Restated Plan for Multiple Classes of Shares (Pursuant to Rule 18f-3) dated May 20, 2014	Initial Filing of Form N-14 Registration Statement filed by Registrant on April 28, 2014

(o)	Reserved

(p.1)
Madison Investment Holdings, Inc., Madison Investment Advisors, LLC, Madison Asset Management, LLC, NorthRoad Capital Management, LLC, Hansberger Growth Investors, L.P., MFD Distributor, LLC and Madison Funds Code of Ethics effective May 2014
X

(p.2)	Lazard Asset Management LLC Code of Ethics dated September 2012	PEA No. 37 to this Form N-1A Registration Statement filed on January 2, 2013

	Exhibit	Incorporated by Reference to	Filed Herewith
(p.3)	Wellington Management Company, LLP Code of Ethics dated August 1, 2013	PEA No. 48 to this Form N-1A Registration Statement filed on February 26, 2014

(p.4)	Shenkman Capital Management, Inc. Code of Ethics dated November 2013	PEA No. 48 to this Form N-1A Registration Statement filed on February 26, 2014

(q)	Powers of Attorney for each Trustee of Madison Funds	PEA No. 28 to this Form N-1A Registration Statement filed on December 22, 2009
____________________
X    Filed herewith.